DoubleLine Core Fixed Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
ASSET BACKED OBLIGATIONS - 3.2%
Affirm, Inc.
4,000,000 Series 2025-1A-D
(a)
................................................... 5.62% 2/15/2033 4,009,328
2,470,808 Series 2025-X2-A
(a)
................................................... 4.45% 10/15/2030 2,472,768
4,650,000 Series 2026-1A-A
(a)
................................................... 4.37% 2/15/2034 4,626,701
2,075,000 Series 2026-X1-B
(a)
................................................... 4.59% 4/15/2031 2,071,876
Apollo Aviation Securitization Equity Trust
711,104 Series 2021-2A-B
(a)
................................................... 3.54% 1/15/2047 678,178
5,491,834 Series 2024-1A-B
(a)
................................................... 6.90% 5/16/2049 5,535,543
AutoNation Finance Trust
4,450,000 Series 2025-1A-D
(a)
................................................... 5.63% 9/10/2032 4,478,575
Avant Credit Card Master Trust
3,000,000 Series 2025-1A-C
(a)
................................................... 5.28% 4/15/2031 2,962,480
Carbon Level Mitigation Trust
17,055,166 Series 2021-5-CERT
(a)
................................................. 0.61% 10/13/2051 10,289,996
Carvana Auto Receivables Trust
5,450,000 Series 2024-P3-A4 ................................................... 4.31% 9/10/2030 5,423,141
Compass Datacenters LLC
1,450,000 Series 2024-2A-B2
(a)
.................................................. 6.00% 8/25/2049 1,440,603
1,400,000 Series 2025-2A-A1
(a)
.................................................. 4.93% 11/25/2050 1,371,649
Container Leasing International LLC
3,621,667 Series 2025-1A-A
(a)
................................................... 5.35% 6/20/2050 3,633,687
1,810,833 Series 2025-1A-B
(a)
................................................... 5.59% 6/20/2050 1,810,406
CPS Auto Trust
3,978,135 Series 2025-D-A
(a)
.................................................... 4.46% 7/16/2029 3,980,467
Cyrusone Holdco LLC
367,000 Series 2024-3A-A2
(a)
.................................................. 4.65% 5/20/2049 350,728
2,000,000 Series 2025-1A-A2
(a)
.................................................. 5.91% 2/20/2050 2,012,224
DataBank Issuer II LLC
2,750,000 Series 2025-1A-A2
(a)
.................................................. 5.18% 9/27/2055 2,699,620
Diamond Infrastructure Funding LLC
3,000,000 Series 2021-1A-C
(a)
................................................... 3.48% 4/15/2049 2,967,402
DigitalBridge Group, Inc.
6,500,000 Series 2023-1A-A2A
(a)
................................................. 5.00% 9/15/2048 6,439,038
Domino's SPV Guarantor LLC
4,425,000 Series 2025-1A-A2II
(a)
................................................. 5.22% 7/25/2055 4,417,299
Eclipse Aircraft Ltd.
4,021,290 Series 2026-1-B
(a)
.................................................... 6.45% 5/15/2051 4,042,249
ExteNet LLC
3,350,000 Series 2025-1A-B
(a)
................................................... 5.70% 7/25/2054 3,035,446
FWEA
5,094,420 Series 2024-1 A
(b)
.................................................... 7.15% 8/25/2044 5,183,063
GM Financial Consumer Automobile Receivables Trust
1,990,045 Series 2024-1-A3 .................................................... 4.85% 12/18/2028 1,995,818
GreenSky LLC
1,431,269 Series 2024-2-C
(a)
.................................................... 5.55% 10/27/2059 1,433,291
4,166,000 Series 2025-3A-D
(a)
................................................... 5.15% 12/27/2060 4,108,308
HERO Funding Trust
873,284 Series 2016-1A-A
(a)
................................................... 4.05% 9/20/2041 847,202
Horizon Aircraft Finance Ltd.
601,902 Series 2019-2-A
(a)
.................................................... 3.43% 11/15/2039 595,165
4,106,250 Series 2024-1-A
(a)
.................................................... 5.38% 9/15/2049 4,079,276
Hyundai Auto Receivables Trust
5,200,000 Series 2024-C-C ..................................................... 4.86% 2/17/2032 5,218,706
ITE Rail Fund Levered LP
11,275,386 Series 2021-1A-A
(a)
................................................... 2.25% 2/28/2051 10,761,968
MACH 1 Cayman Ltd.
1,900,553 Series 2019-1-A
(a)
.................................................... 3.47% 10/15/2039 1,880,713
MAPS Ltd.
2,909,086 Series 2026-1A-A
(a)
................................................... 5.20% 1/15/2051 2,868,632

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Marlette Funding Trust
1,450,000 Series 2025-1A-C
(a)
................................................... 5.26% 7/16/2035 1,448,518
MAST Ltd.
3,904,762 Series 2026-1A-A
(a)
................................................... 5.13% 2/15/2051 3,859,365
Mosaic Solar Loans LLC
604,983 Series 2018-1A-A
(a)
................................................... 4.01% 6/22/2043 568,656
729,521 Series 2019-2A-B
(a)
................................................... 3.28% 9/20/2040 649,342
Navient Refinance Loan Trust
4,032,392 Series 2025-C-A
(a)
.................................................... 4.80% 10/15/2055 4,015,787
7,125,000 Series 2026-B-A
(a)
.................................................... 5.07% 6/15/2056 7,131,525
Navient Student Loan Trust
1,765,357 Series 2018-A-B
(a)
.................................................... 3.68% 2/18/2042 1,744,023
ORYX Funding LLC
5,500,000 Series 2026-1A-A2
(a)
.................................................. 6.30% 6/5/2056 5,525,014
Phantom Aviation
2,953,253 Series 2026-1A-A
(a)
................................................... 5.24% 1/15/2051 2,910,097
Primrose Holdings, Inc.
1,985,000 Series 2025-1A-A2
(a)
.................................................. 6.46% 7/30/2055 2,008,661
QTS Issuer ABS LLC
5,450,000 Series 2025-1A-B
(a)
................................................... 5.78% 10/5/2055 5,230,940
Scalelogix Abs Us Issuer LLC
5,730,000 Series 2025-1A-B
(a)
................................................... 6.16% 7/25/2055 5,592,121
SOFI Alternative Trust
136,452 Series 2021-1-PT1
(a)(c)
................................................. 9.72% 5/25/2030 130,064
75,000 Series 2021-2-R1
(a)(b)(d)
................................................. 0.00% 8/15/2030 215,987
SOFI Consumer Loan Program Trust
5,800,000 Series 2025-4-C
(a)
.................................................... 4.91% 8/25/2035 5,779,103
Stack Infrastructure Issuer LLC
4,000,000 Series 2025-1A-A2
(a)
.................................................. 5.00% 5/25/2050 3,892,827
Start Ltd./Bermuda
938,941 Series 2019-1-A
(a)
.................................................... 4.09% 3/15/2044 941,199
Stellantis Financial Underwritten Enhanced Lease Trust
2,000,000 Series 2025-CA-B
(a)
................................................... 4.25% 12/20/2029 1,977,270
Subway Funding LLC
4,432,500 Series 2024-1A-A23
(a)
................................................. 6.51% 7/30/2054 4,451,398
4,925,000 Series 2024-3A-A23
(a)
................................................. 5.91% 7/30/2054 4,770,840
Sunnova Aurora I Issuer LLC
1,846,817 Series 2018-1A-A
(a)
................................................... 4.87% 7/20/2048 1,779,619
Switch Ltd.
5,290,000 Series 2024-2A-A2
(a)
.................................................. 5.44% 6/25/2054 5,238,157
Tesla Sustainable Energy Trust
3,600,000 Series 2024-1A-B
(a)
................................................... 5.82% 6/21/2050 3,620,045
Upgrade Master Pass-Thru Trust
9,453 Series 2021-PT3-A
(a)(c)
................................................. 19.20% 7/15/2027 7,604
58,547 Series 2021-PT4-A
(a)(c)
................................................. 18.58% 8/15/2027 49,941
Upstart Securitization Trust
5,185,000 Series 2026-3-B
(a)
.................................................... 5.35% 7/20/2036 5,195,873
USASF Receivables LLC
638,096 Series 2021-1A-C
(a)(e)
.................................................. 2.20% 5/15/2026 479,372
Vantage Data Centers Holding LLC
1,075,000 Series 2020-2A-A2
(a)
.................................................. 1.99% 9/15/2045 1,031,411
Vivant Solar Financing V Parent LLC
8,941,002 Series 2020-1A-A
(a)
................................................... 2.21% 7/31/2051 8,351,629
WAVE USA
5,030,821 Series 2019-1-A
(a)
.................................................... 3.60% 9/15/2044 4,949,296
Willis Lease Finance Corp.
4,341,823 Series 2025-A-A
(a)
.................................................... 5.58% 6/15/2050 4,394,490
Total Asset Backed Obligations
(Cost $224,486,129) 217,661,720

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
BANK LOANS - 2.5%
1261229 BC Ltd.
381,150 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor) ......... 9.92% 10/8/2030 370,489
ABG Intermediate Holdings 2 LLC
93,338 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 12/21/2028 93,478
ACI Rover Parent LLC
430,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.90% 6/9/2033 429,892
Acrisure LLC
2,885,665 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 11/6/2030 2,617,544
405,900 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 6/21/2032 368,050
ADI Global Distribution Funding LLC
735,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 0.00% 6/16/2033 737,756
AI Aqua Merger Sub, Inc.
1,105,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 0.00% 7/4/2033 1,105,624
1,432,489 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.16% 7/31/2028 1,432,840
Alera Group, Inc.
595,508 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.42% 5/28/2032 567,447
235,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor) ...... 9.18% 5/31/2033 224,327
Alkermes, Inc.
558,600 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.45% 8/12/2031 561,393
Alliant Holdings Intermediate LLC
1,067,305 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.12% 9/19/2031 1,054,332
Allied Universal Holdco LLC
952,800 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 8/20/2032 954,367
Allison Transmission, Inc.
817,950 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.42% 1/3/2033 818,122
Allspring Buyer LLC
1,540,033 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.75% 11/1/2030 1,546,000
Alpha Generation LLC
1,348,543 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.42% 9/30/2031 1,338,557
925,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.37% 6/10/2033 916,328
Alterra Mountain Co.
596,992 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 8/17/2028 598,673
74,438 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 5/31/2030 74,469
American Airlines, Inc.
540,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 5/31/2033 534,262
American Axle & Manufacturing, Inc.
464,125 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.91% 2/3/2033 465,090
AmWINS Group, Inc.
832,325 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 1/30/2032 816,132
APi Group DE, Inc.
663,338 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.38% 5/16/2033 662,843
Applied Systems, Inc.
435,000 Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor) ...... 8.20% 2/23/2032 430,922
Apro LLC
973,826 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.43% 7/9/2031 976,664
Ascend Learning LLC
1,764,534 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 12/11/2028 1,724,346
Aspire Bakeries Holdings LLC
606,530 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 12/23/2030 610,575
Asurion LLC
237,600 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.92% 9/19/2030 235,571
456,507 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.92% 9/19/2030 452,171
139,346 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor) ...... 9.18% 1/22/2029 138,092
AthenaHealth Group, Inc.
713,199 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 0.00%, 0.00% Floor) ......... 6.86% 2/17/2032 706,691
Aveanna Healthcare LLC
1,369,970 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.87% 9/17/2032 1,377,361
Bausch + Lomb Corp.
2,434,374 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.42% 1/15/2031 2,443,198

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
BCP VI Summit Holdings LP
914,573 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.37% 1/30/2032 918,076
BCPE Empire Holdings, Inc.
878,589 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 12/26/2030 868,160
184,538 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.17% 12/29/2032 182,616
Belden, Inc.
707,121 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 0.00% 6/11/2033 708,889
BioMarin Pharmaceutical, Inc.
590,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.43% 4/27/2033 590,590
Blackfin Pipeline LLC
542,275 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.69% 9/29/2032 544,872
Boots Group Finco LP
467,650 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 6.92% 8/30/2032 469,890
Boxer Parent Co., Inc.
1,656,847 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 7/30/2031 1,497,549
201,046 Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor) ...... 9.42% 7/30/2032 172,983
Brown Group Holding LLC
684,786 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 7/1/2031 687,323
391,832 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 7/1/2031 393,250
Burlington Coat Factory Warehouse Corp.
172,802 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.42% 9/19/2031 172,801
Caesars Entertainment, Inc.
1,035,575 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 2/6/2031 999,008
Calcasieu Pass Funding LLC
655,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.95% 4/11/2033 657,685
Camelot US Acquisition LLC
648,406 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.42% 1/31/2031 599,234
Cengage Learning, Inc.
2,074,417 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 3/24/2031 2,055,685
Chariot Buyer LLC
355,869 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.42% 9/8/2032 356,492
CHG Healthcare Services, Inc.
1,318,177 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.64% 9/30/2031 1,320,174
Clarios Global LP
1,236,948 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 5/6/2030 1,239,657
Clear Channel Outdoor Holdings, Inc.
1,023,588 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.78% 8/23/2028 1,026,239
Cloud Software Group, Inc.
343,271 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.95% 8/16/2032 298,093
Clydesdale Acquisition Holdings, Inc.
346,440 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.84% 4/13/2029 340,877
762,572 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 4/1/2032 734,292
CNT Holdings I Corp.
171,084 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 11/8/2032 171,430
Colossus Acquireco LLC
1,661,650 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.39% 1/10/2033 1,653,001
Columbus McKinnon Corp./NY
1,051,999 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 2/3/2033 1,051,341
Compass Power Generation LLC
1,494,382 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.14% 4/16/2029 1,497,431
CompoSecure Holdings LLC
700,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.93% 1/14/2033 697,102
Construction Partners, Inc.
1,032,695 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.64% 11/3/2031 1,033,687
Core & Main LP
285,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 0.00% 6/25/2033 285,000
CoreLogic, Inc.
910,635 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.28% 6/2/2028 901,529
Cornerstone Building Brands, Inc.
238,547 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 7.02% 4/12/2028 146,706

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
122,813 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.17% 5/15/2031 63,740
Corpay Technologies Operating Co. LLC
132,422 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.35% 11/5/2032 132,209
Cotiviti, Inc.
395,163 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.41% 5/1/2031 362,440
1,118,700 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.41% 3/29/2032 1,018,369
CPI Holdco B LLC
1,061,994 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 5/19/2031 1,059,116
CPPIB OVM Member US LLC
491,624 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.95% 8/20/2031 492,502
Creative Artists Agency LLC
103,741 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 10/1/2031 103,847
Crown Finance US, Inc.
1,075,536 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.17% 12/2/2031 1,079,725
Curium Bidco Sarl
470,157 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.70% 8/7/2031 470,451
Cyborg Oldco DC Holdings, Inc.
358,331 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)
(b)(f)
...... 0.00% 5/1/2027 –
DaVita, Inc.
708,212 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.37% 5/9/2031 708,378
Dayforce Bidco LLC
1,750,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.66% 2/4/2033 1,600,760
Deep Blue Operating I LLC
311,046 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 6.42% 10/1/2032 312,409
Delek US Holdings, Inc.
980,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.62% 5/17/2032 980,691
Delta 2 Lux Sarl
3,435,000 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.45% 9/19/2031 3,439,294
DexKo Global, Inc.
350,375 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.16% 10/9/2031 340,365
DG Investment Intermediate Holdings 2, Inc.
1,573,922 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 7/12/2032 1,578,840
180,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor) ...... 9.17% 7/29/2033 181,575
Directv Financing LLC
297,506 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 0.00% Floor) ......... 9.18% 8/2/2029 299,553
DirectV Financing LLC
356,941 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.50%, 0.00% Floor) ......... 9.16% 2/18/2031 358,442
Discovery Global Holdings, Inc.
1,348,558 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.12% 5/27/2033 1,350,607
Dynasty Acquisition Co., Inc.
184,567 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.67% 10/31/2031 185,215
485,233 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.67% 10/31/2031 486,936
Eagle Parent Corp.
999,978 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 4/2/2029 1,007,228
Ecovyst Catalyst Technologies LLC
464,218 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 6/12/2031 464,550
Edelman Financial Engines Center LLC
1,307,030 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.65% 11/28/2031 1,312,239
EG America LLC
1,650,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 2/10/2031 1,657,994
Eisner Advisory Group LLC
892,499 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.67% 2/28/2031 878,433
Element Materials Technology Group US Holdings, Inc.
1,133,806 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 6/25/2029 1,141,363
Ellucian Holdings, Inc.
55,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor) ...... 8.42% 11/22/2032 53,252
Emrld Borrower LP
1,065,057 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.95% 8/4/2031 1,065,435
Enviri Corp.
636,178 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 6.03% 3/10/2028 634,986

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
ESCO Technologies, Inc.
495,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 0.00% 6/10/2033 495,000
Fertitta Entertainment LLC/NV
1,746,969 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 1/29/2029 1,747,162
First Advantage Holdings LLC
541,877 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.45% 10/31/2031 535,973
First Eagle Holdings, Inc.
48,125 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 3.50% 8/16/2032 48,147
280,465 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 8/16/2032 280,589
Focus Financial Partners LLC
1,778,019 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 9/15/2031 1,738,805
Fortrea Holdings, Inc.
59,794 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.17% 7/1/2030 59,548
Freeport LNG Investments LLP
935,000 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.89% 1/31/2033 937,922
Gainwell Acquisition Corp.
1,787,439 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.80% 10/1/2027 1,763,612
Garda World Security Corp.
964,438 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.42% 2/1/2029 964,438
GBT US III LLC
860,084 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 7/28/2031 860,596
Gen Digital, Inc.
1,009,800 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.42% 4/16/2032 998,061
Genmab A/S
778,391 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.62% 12/13/2032 778,734
GIP Pilot Acquisition Partners LP
562,982 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.64% 5/19/2032 563,686
Golden State Foods LLC
730,166 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 12/4/2031 732,258
Graham Packaging Co., Inc.
892,763 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 1/26/2033 894,343
Grant Thornton Advisors LLC
1,803,288 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.42% 5/30/2031 1,720,454
Great Outdoors Group LLC
491,442 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 1/23/2032 493,592
Hexion Holdings Corp.
179,361 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.67% 3/15/2029 173,756
Hightower Holding LLC
1,671,169 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.41% 2/3/2032 1,662,037
HomeServe USA Holding Corp.
459,425 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 5.68% 10/21/2030 458,341
Hopper Merger Sub, Inc.
1,735,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 4/7/2033 1,699,944
INEOS US Finance LLC
296,377 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 2/19/2030 273,705
INEOS US Petrochem LLC
319,747 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.92% 10/7/2031 269,988
ION Platform Finance US, Inc.
1,032,413 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 9/30/2032 747,209
Iron Mountain, Inc.
1,252,157 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 1/31/2031 1,251,844
Kaman Corp.
839,552 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 2/26/2032 839,187
97,381 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 0.00% 2/26/2032 97,339
Lavender US HoldCo 1, Inc.
252,630 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.95% 12/31/2032 251,289
LBM Acquisition LLC
367,294 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.52% 6/6/2031 309,052
LC Ahab US Bidco LLC
889,618 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 5/1/2031 890,361

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Life Time, Inc.
571,329 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 11/5/2031 572,614
LifePoint Health, Inc.
1,027,137 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.42% 5/19/2031 1,013,184
Lightning Power LLC
741,788 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 8/18/2031 743,460
Live Nation Entertainment, Inc.
626,850 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 10/21/2032 627,928
Madison IAQ LLC
344,986 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.47% 5/6/2032 344,591
Madison Safety & Flow LLC
368,377 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.18% 9/26/2031 369,324
Mativ Holdings, Inc.
505,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.16% 4/4/2033 506,262
McKesson Medical-Surgical Top Holdings, Inc.
915,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.86% 6/9/2032 916,336
Medline Borrower LP
384,038 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.50%, 0.00% Floor) ......... 5.11% 5/31/2033 382,052
MH Sub I LLC
1,070,704 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.92% 12/31/2031 930,709
Michaels Cos., Inc.
1,060,000 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor) ......... 8.67% 3/7/2033 1,056,952
Mitchell International, Inc.
1,413,451 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 6/17/2031 1,349,591
165,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor) ...... 8.92% 6/17/2032 152,377
MITER Brands Acquisition Holdco, Inc.
703,049 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.42% 3/28/2031 695,375
Motion Finco Sarl
1,149,672 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 11/30/2029 983,446
MX Holdings US, Inc.
247,509 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.67% 3/17/2032 247,897
Natgasoline LLC
423,625 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor) ......... 9.17% 3/29/2030 424,684
Neptune Bidco US, Inc.
345,000 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor) ......... 8.76% 2/3/2033 342,675
Nexstar Broadcasting T/L B7
954,214 Senior Secured Term Loan
(g)
............................................ 6.39% 3/21/2033 945,951
Nexstar Media, Inc.
673,200 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 6/28/2032 667,309
NGL Energy Operating LLC
374,063 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 0.00%, 0.00% Floor) ......... 7.18% 3/11/2033 376,000
Nouryon Finance BV
335,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 0.00% 7/31/2031 335,489
NRG Energy, Inc.
1,117,200 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.41% 4/28/2033 1,117,060
Numericable US LLC
827,628 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.88%, 0.00% Floor) ......... 10.55% 5/15/2031 846,663
OAK-Eagle Acquireco, Inc.
1,345,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 0.00% 3/24/2033 1,349,829
OEP Glass Purchaser LLC
375,250 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.70% 3/2/2033 375,017
OneDigital Borrower LLC
1,060,336 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 7/2/2031 1,030,116
Ontario Gaming GTA LP
651,403 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 8/1/2030 621,963
Opal Bidco SAS
690,445 Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.11% 4/23/2032 690,814
OPENLANE, Inc.
592,025 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.14% 10/8/2032 594,985

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Ovg Business Services LLC
1,222,003 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 6/25/2031 1,225,065
Pacific Dental Services LLC
377,143 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 6.18% 5/29/2031 377,660
Pathfinder Power LLC
810,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 0.00% 6/22/2033 809,243
PetSmart LLC
1,078,275 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.67% 8/18/2032 1,078,501
Pinnacle Buyer LLC
40,323 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 2.50% 10/1/2032 40,449
209,153 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.16% 10/1/2032 209,807
Pioneer Opco, LLC
320,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.88% 5/16/2033 321,629
PointClickCare Technologies, Inc.
875,000 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 0.00% 11/3/2031 872,738
Pregis TopCo LLC
1,048,452 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.67% 2/1/2029 1,052,662
Pretzel Parent T/L B
654,231 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.17% 10/1/2031 625,772
Project Aurora US Finco, Inc.
308,450 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.45% 12/6/2032 310,248
Proofpoint, Inc.
374,043 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.70% 8/31/2028 361,808
Pye-Barker Fire & Safety LLC
65,650 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 1.25% 12/16/2032 65,823
439,350 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 12/16/2032 440,510
Qnity Electronics, Inc.
805,950 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 11/1/2032 808,561
Quikrete Holdings, Inc.
632,113 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 3/19/2029 633,115
171,082 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 4/14/2031 171,145
834,438 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 2/10/2032 834,784
QXO Building Products, Inc.
860,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 0.00% 6/3/2033 859,161
Radiology Partners, Inc.
887,801 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.20% 6/30/2032 888,724
RealPage, Inc.
1,013,416 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.96% 4/24/2028 949,763
335,750 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 4/24/2028 316,564
Resideo Funding, Inc.
798,963 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 8/13/2032 800,293
Sabre GLBL, Inc.
214,721 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%, 0.00% Floor) ......... 9.77% 11/15/2029 192,605
162,387 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%, 0.00% Floor) ......... 9.77% 11/15/2029 145,783
Savor Acquisition, Inc.
60,345 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 3.00% 2/19/2032 60,745
732,507 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.67% 2/19/2032 737,360
Sedgwick Claims Management Services, Inc.
2,701,367 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 7/31/2031 2,671,989
Select Medical Corp.
905,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 0.00% 12/3/2031 909,525
Sgh2 LLC
481,363 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.20% 8/18/2032 481,964
Shift4 Payments LLC
460,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 0.00% 7/30/2032 454,250
Signia Aerospace LLC
1,304,480 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.20% 12/11/2031 1,306,932
45,540 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 0.00% 12/11/2031 45,625
Six Flags Entertainment Corp.
639,559 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 5/1/2031 634,513

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Skyshield US Bidco Ltd.
325,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 0.00% 6/23/2033 325,305
Staples, Inc.
377,745 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor) ......... 9.41% 9/10/2029 351,893
Starwood Property Mortgage LLC
368,604 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 1/2/2030 368,451
541,892 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.61% 9/24/2032 541,689
Stonepeak Bayou Holdings LP
359,100 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.45% 10/1/2032 358,800
StubHub Holdco Sub LLC
160,221 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor) ......... 8.42% 3/15/2030 161,472
Sunrise Financing Partnership
1,210,000 Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.10% 2/17/2032 1,196,496
Sword Purchaser LLC
855,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.66% 4/11/2033 835,429
Talen Energy Supply LLC
601,975 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 11/26/2032 598,682
TAMKO Building Products, Inc.
420,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.64% 9/20/2030 420,525
Team Health Holdings, Inc.
519,551 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.66% 6/30/2028 520,923
Tecta America Corp.
821,700 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.14% 2/18/2032 823,389
Tiger Acquisition LLC
810,688 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.18% 8/23/2032 813,842
TK Elevator US Newco, Inc.
1,019,881 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.38% 4/30/2030 1,025,511
TKO Worldwide Holdings LLC (f/k/a UFC Holdings LLC)
740,027 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.41% 11/21/2031 738,539
Townsquare Media, Inc.
227,583 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor) ......... 8.59% 2/19/2030 168,448
Trans Union LLC
416,500 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.42% 6/24/2031 415,934
TransDigm, Inc.
962,725 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 8/19/2032 963,967
553,613 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 2/10/2033 554,235
923,550 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 1/20/2032 924,695
Traverse Midstream Partners LLC
625,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 0.00% 4/21/2033 625,391
Trident TPI Holdings, Inc.
362,411 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 9/18/2028 348,518
UKG, Inc.
1,786,960 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 2/10/2031 1,687,051
United Natural Foods, Inc.
465,607 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.64% 5/1/2031 470,263
United Talent Agency LLC
340,696 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.68% 6/10/2032 342,188
Univision Communications, Inc.
253,063 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.28% 1/31/2029 251,720
733,118 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 6/25/2029 733,485
Veritiv Operating Co.
379,162 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.70% 11/29/2030 359,319
Vestis Corp.
633,368 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 2/24/2031 625,926
Victory Capital Holdings, Inc.
173,688 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.70% 9/23/2032 173,213
Victra Holdings LLC
2,602,653 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 3/29/2029 2,579,880
Virgin Media Bristol LLC
1,149,005 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 7.04% 1/31/2029 1,103,832

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Virtus Investment Partners, Inc.
292,788 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.92% 9/27/2032 290,958
Voyager Parent LLC
1,007,599 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 7/1/2032 1,009,474
VT Topco, Inc.
265,628 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 8/9/2030 261,001
Wand NewCo 3, Inc.
959,193 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.17% 1/30/2031 959,193
Whatabrands LLC
1,658,947 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 8/3/2028 1,658,682
White Cap Supply Holdings LLC
537,614 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 10/29/2029 537,437
WhiteWater Matterhorn Holdings LLC
684,538 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.50% 6/16/2032 680,687
Zayo Group Holdings, Inc.
2,641,673 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 0.50% 3/11/2030 2,644,315
Zelis Payments Buyer, Inc.
817,550 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 11/26/2031 799,413
Total Bank Loans
(Cost $175,444,041) 173,569,324
COLLATERALIZED LOAN OBLIGATIONS - 3.0%
Anthelion CLO
1,000,000 Series 2025-1A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)
(a)
.................... 5.18% 7/20/2036 1,002,957
Apidos CLO
5,500,000 Series 2022-39A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)
(a)
.................. 4.90% 10/21/2038 5,507,700
Bain Capital Credit CLO Ltd.
5,000,000 Series 2019-4A-A1RR (3 mo. Term SOFR + 0.99%, 0.99% Floor)
(a)
.................. 4.66% 4/23/2035 5,001,063
5,830,000 Series 2021-1A-AR (3 mo. Term SOFR + 0.94%, 0.94% Floor)
(a)
.................... 4.62% 4/18/2034 5,831,108
500,000 Series 2024-4A-D1 (3 mo. Term SOFR + 3.10%, 3.10% Floor)
(a)
.................... 6.77% 10/23/2037 501,074
5,000,000 Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)
(a)
.................... 5.00% 1/21/2038 5,010,014
Balboa Bay Loan Funding Ltd.
2,000,000 Series 2025-2A-A1 (3 mo. Term SOFR + 1.25%, 1.25% Floor)
(a)
.................... 4.93% 1/20/2039 2,003,052
Barrow Hanley CLO Ltd.
1,000,000 Series 2024-3A-AR (3 mo. Term SOFR + 1.27%, 1.27% Floor)
(a)
.................... 4.89% 4/20/2038 1,001,903
Battalion CLO Ltd.
3,000,000 Series 2022-23A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)
(a)
.................. 5.09% 10/15/2037 3,007,469
Benefit Street Partners CLO Ltd.
6,000,000 Series 2023-32A-AR (3 mo. Term SOFR + 1.21%, 1.21% Floor)
(a)
................... 4.88% 10/25/2038 6,007,252
Birch Grove CLO
10,000,000 Series 2023-5A-A1R (3 mo. Term SOFR + 1.41%, 1.41% Floor)
(a)
................... 5.09% 10/20/2037 10,022,500
Blackstone, Inc.
5,000,000 Series 2023-1A-AR (3 mo. Term SOFR + 1.21%, 1.21% Floor)
(a)
.................... 4.89% 1/20/2039 5,007,489
BlueMountain CLO Ltd.
2,000,000 Series 2016-3A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)
(a)
................... 7.01% 11/15/2030 2,009,898
2,400,000 Series 2017-2A-C (3 mo. Term SOFR + 3.26%, 0.00% Floor)
(a)
..................... 6.94% 10/20/2030 2,406,798
2,500,000 Series 2018-23A-D1R (3 mo. Term SOFR + 3.85%, 3.85% Floor)
(a)
.................. 7.53% 7/20/2037 2,451,390
Canyon Capital CLO Ltd.
2,500,000 Series 2012-1RA-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)
(a)
................... 6.93% 7/15/2030 2,503,307
2,750,000 Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)
(a)
................... 6.68% 1/30/2031 2,758,083
1,000,000 Series 2021-3A-DR (3 mo. Term SOFR + 2.85%, 2.85% Floor)
(a)
................... 6.52% 7/15/2034 979,635
Captree Park CLO Ltd.
10,000,000 Series 2024-1A-A1R (3 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
................... 4.88% 7/20/2037 10,000,000
Carlyle Global Market Strategies
5,000,000 Series 2021-8A-A1R (3 mo. Term SOFR + 1.27%, 1.27% Floor)
(a)
................... 4.94% 10/15/2038 5,009,991
1,000,000 Series 2022-5A-D1R (3 mo. Term SOFR + 3.15%, 3.15% Floor)
(a)
................... 6.82% 10/15/2037 1,003,205
4,250,000 Series 2023-3A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)
(a)
................... 4.90% 10/15/2038 4,255,919
Cathedral Lake CLO Ltd.
5,000,000 Series 2021-8A-D1 (3 mo. Term SOFR + 3.68%, 3.42% Floor)
(a)
.................... 7.36% 1/20/2035 4,951,442

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Clover CLO
6,000,000 Series 2018-1A-A1R3 (3 mo. Term SOFR + 1.31%, 1.31% Floor)
(a)
.................. 4.97% 4/20/2037 6,012,128
Crown City CLO
5,000,000 Series 2020-1A-A1RR (3 mo. Term SOFR + 1.37%, 1.37% Floor)
(a)
.................. 5.05% 7/20/2038 5,012,644
Dryden Senior Loan Fund
1,450,000 Series 2022-113A-AR3 (3 mo. Term SOFR + 1.09%, 1.09% Floor)
(a)
................. 4.76% 10/15/2037 1,450,797
Empower CLO Ltd.
2,000,000 Series 2023-2A-AR (3 mo. Term SOFR + 1.32%, 1.32% Floor)
(a)
.................... 4.99% 10/15/2038 2,004,797
GCM CLO Ltd.
5,000,000 Series 2026-1A-A1 (3 mo. Term SOFR + 1.32%, 1.32% Floor)
(a)
.................... 5.02% 7/20/2039 5,009,938
Invesco CLO Ltd.
2,000,000 Series 2024-3A-AR (3 mo. Term SOFR + 1.21%, 1.21% Floor)
(a)
.................... 4.83% 7/20/2037 2,000,794
Jamestown CLO Ltd.
2,000,000 Series 2019-1A-ARR (3 mo. Term SOFR + 1.37%, 1.37% Floor)
(a)
.................. 5.05% 3/20/2038 2,005,455
Kennedy Lewis CLO Ltd.
2,500,000 Series 2023-12A-AR (3 mo. Term SOFR + 1.33%, 1.33% Floor)
(a)
................... 5.01% 7/20/2038 2,506,031
LCM LP
1,100,462 Series 14A-DR (3 mo. Term SOFR + 3.01%, 0.00% Floor)
(a)
....................... 6.69% 7/20/2031 1,100,858
161,236 Series 25A-D (3 mo. Term SOFR + 3.71%, 0.00% Floor)
(a)
........................ 7.39% 7/20/2030 161,299
3,250,000 Series 28A-D (3 mo. Term SOFR + 3.21%, 2.95% Floor)
(a)
........................ 6.89% 10/20/2030 3,259,492
4,000,000 Series 30A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)
(a)
....................... 6.94% 4/20/2031 4,005,113
Madison Park Funding Ltd.
1,000,000 Series 2023-63A-A1R (3 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
.................. 5.07% 7/21/2038 1,001,943
Magnetite CLO Ltd.
1,000,000 Series 2019-23A-AR2 (3 mo. Term SOFR + 0.99%, 0.99% Floor)
(a)
.................. 4.66% 1/25/2035 1,000,236
1,000,000 Series 2022-35A-A1RR (3 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
................. 4.87% 1/25/2039 1,001,016
Marble Point CLO
7,500,000 Series 2020-3A-AR2 (3 mo. Term SOFR + 1.30%, 1.30% Floor)
(a)
................... 4.98% 10/19/2038 7,512,302
Menlo CLO Ltd.
3,000,000 Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)
(a)
.................... 5.10% 1/20/2038 3,007,836
Milford Park CLO Ltd.
2,253,000 Series 2022-1A-AR (3 mo. Term SOFR + 1.16%, 1.16% Floor)
(a)
.................... 4.84% 1/20/2038 2,253,042
OCP CLO Ltd.
2,000,000 Series 2020-20A-A1R2 (3 mo. Term SOFR + 1.26%, 1.26% Floor)
(a)
................. 4.94% 4/18/2037 2,002,384
Octagon Investment Partners Ltd.
2,000,000 Series 2013-1A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)
(a)
................... 6.94% 7/17/2030 2,003,919
3,500,000 Series 2019-1A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)
(a)
................... 7.29% 1/20/2035 3,379,586
Park Blue CLO Ltd.
5,000,000 Series 2022-1A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)
(a)
................... 5.10% 10/20/2037 5,012,980
Peace Park CLO Ltd.
5,000,000 Series 2021-1A-AR (3 mo. Term SOFR + 1.25%, 1.25% Floor)
(a)
.................... 4.93% 10/20/2038 5,009,992
Peebles Park CLO Ltd.
10,000,000 Series 2024-1A-AR (3 mo. Term SOFR + 1.22%, 1.22% Floor)
(a)
.................... 4.83% 4/21/2037 10,007,436
Sound Point CLO Ltd.
1,000,000 Series 2018-2A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)
(a)
..................... 5.88% 7/26/2031 1,003,365
7,000,000 Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)
(a)
................... 7.23% 7/15/2034 6,757,269
7,000,000 Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)
(a)
................... 7.43% 10/25/2034 6,712,585
2,000,000 Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)
(a)
................... 7.29% 7/20/2034 1,932,638
4,000,000 Series 2020-3A-D (3 mo. Term SOFR + 3.91%, 3.65% Floor)
(a)
..................... 7.58% 1/25/2032 3,824,631
1,250,000 Series 2021-3A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)
(a)
..................... 7.18% 10/25/2034 1,204,374
1,000,000 Series 2021-4A-D (3 mo. Term SOFR + 3.66%, 3.66% Floor)
(a)
..................... 7.33% 10/25/2034 960,441
Storm King Park CLO Ltd.
1,000,000 Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)
(a)
.................... 5.03% 10/15/2037 1,002,248
Symphony CLO Ltd.
3,000,000 Series 2015-16A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)
(a)
................... 6.98% 10/15/2031 2,999,125
Trimaran CAVU LLC
5,000,000 Series 2021-3A-D (3 mo. Term SOFR + 4.04%, 3.78% Floor)
(a)
..................... 7.72% 1/18/2035 5,025,365
Upland CLO
1,000,000 Series 2016-1A-CR (3 mo. Term SOFR + 3.16%, 0.00% Floor)
(a)
................... 6.84% 4/20/2031 1,004,720
Voya CLO Ltd.
4,000,000 Series 2018-2A-D (3 mo. Term SOFR + 3.01%, 2.75% Floor)
(a)
..................... 6.68% 7/15/2031 4,024,107

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Wind River CLO Ltd.
1,000,000 Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)
(a)
.................... 9.68% 1/15/2031 880,339
3,000,000 Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)
(a)
................... 7.33% 10/22/2031 3,008,435
2,000,000 Series 2021-1A-D1R (3 mo. Term SOFR + 3.95%, 3.95% Floor)
(a)
................... 7.63% 7/20/2037 2,005,587
Total Collateralized Loan Obligations
(Cost $208,995,093) 208,300,496
FOREIGN CORPORATE BONDS - 6.2%
5,053,000 180 Medical, Inc.
(a)
................................................... 5.30% 10/8/2035 4,965,619
2,320,002 Acu Petroleo Luxembourg Sarl ........................................... 7.50% 1/13/2032 2,389,495
1,900,000 Adani Electricity Mumbai Ltd. ............................................ 3.95% 2/12/2030 1,786,527
1,300,000 Adani Electricity Mumbai Ltd. ............................................ 3.87% 7/22/2031 1,191,331
2,628,000 Adani International Container Terminal Pvt Ltd. ................................ 3.00% 2/16/2031 2,440,285
1,095,000 Adani International Container Terminal Pvt Ltd.
(a)
.............................. 3.00% 2/16/2031 1,016,786
600,000 Adani Ports & Special Economic Zone Ltd. ................................... 4.38% 7/3/2029 583,161
2,000,000 Adani Ports & Special Economic Zone Ltd. ................................... 3.10% 2/2/2031 1,803,749
700,000 Adani Ports & Special Economic Zone Ltd. ................................... 5.00% 8/2/2041 616,661
1,372,750 Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash .. 4.63% 10/15/2039 1,167,469
2,152,650 Adani Transmission Step-One Ltd. ........................................ 4.25% 5/21/2036 1,950,835
3,270,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust ....................... 5.10% 1/19/2029 3,301,179
4,598,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust (5 yr. CMT Rate + 2.72%) .... 6.95% 3/10/2055 4,761,241
2,600,000 AES Espana BV
(a)
.................................................... 5.70% 5/4/2028 2,543,385
1,000,000 Agrosuper SA ....................................................... 4.60% 1/20/2032 950,835
4,715,000 AIB Group PLC (SOFR + 1.91%)
(a)
........................................ 5.87% 3/28/2035 4,885,428
3,200,000 AL Candelaria Spain SA
(a)
.............................................. 5.75% 6/15/2033 2,965,424
1,650,000 AL Candelaria Spain SA ............................................... 5.75% 6/15/2033 1,529,047
2,095,244 Altice France SA
(a)
.................................................... 6.88% 7/15/2032 2,034,157
3,996,000 Anglo American Capital PLC
(a)
........................................... 5.25% 3/19/2036 3,955,899
200,000 Antofagasta PLC .................................................... 5.63% 5/13/2032 204,873
2,535,000 ArcelorMittal SA ..................................................... 6.00% 6/17/2034 2,656,813
2,588,000 ArcelorMittal SA ..................................................... 5.38% 5/19/2036 2,566,749
1,305,000 Ardonagh Finco Ltd.
(a)
................................................. 7.75% 2/15/2031 1,320,610
1,500,000 Aris Mining Corp.
(a)
................................................... 8.00% 10/31/2029 1,555,335
4,896,000 Ashtead Capital, Inc.
(a)
................................................. 5.55% 5/30/2033 4,948,336
4,267,000 Avolon Holdings Funding Ltd.
(a)
........................................... 5.75% 3/1/2029 4,353,512
1,000,000 Banco BBVA Peru SA (5 yr. CMT Rate + 2.00%) ............................... 6.20% 6/7/2034 1,023,925
1,400,000 Banco Davivienda SA (10 yr. CMT Rate + 5.10%)
(a)(h)
............................ 6.65% 4/22/2031 1,294,340
1,200,000 Banco Davivienda SA (5 yr. CMT Rate + 4.59%)
(a)
.............................. 8.13% 7/2/2035 1,245,000
1,000,000 Banco Davivienda SA (5 yr. CMT Rate + 4.59%) ............................... 8.13% 7/2/2035 1,037,500
4,950,000 Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%) ......................... 3.25% 9/30/2031 4,924,281
2,050,000 Banco Internacional del Peru SAA Interbank
(a)
................................ 4.80% 7/15/2031 2,014,863
2,350,000 Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%) ............... 6.40% 4/30/2035 2,421,323
1,400,000 Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)
(a)
.............. 6.40% 4/30/2035 1,442,490
2,200,000 Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)
(h)
............ 7.63% 1/10/2028 2,209,973
200,000 Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)
(a)(h)
........... 7.50% 6/27/2029 198,582
1,800,000 Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)
(a)(h)
............ 8.38% 5/20/2031 1,845,450
3,650,000 Banco Nacional de Mexico SA (5 yr. CMT Rate + 2.68%)
(a)
........................ 6.70% 8/7/2036 3,599,448
2,250,000 Banco Santander Chile
(a)
............................................... 4.55% 11/20/2030 2,219,062
5,600,000 Banco Santander SA .................................................. 5.44% 4/15/2036 5,604,660
2,409,000 Bank of Ireland Group PLC (SOFR + 1.16%)
(a)
................................ 5.00% 11/12/2032 2,407,932
1,605,000 Bank of Nova Scotia (SOFR + 1.05%) ...................................... 4.81% 2/2/2034 1,580,809
5,179,000 Barclays PLC (SOFR + 1.51%) ........................................... 5.59% 6/26/2037 5,173,809
4,875,000 Barclays PLC (SOFR + 1.83%) ........................................... 5.86% 8/11/2046 4,870,474
4,690,000 BAT Capital Corp. .................................................... 5.63% 8/15/2035 4,835,120
4,249,000 BAT Capital Corp. .................................................... 4.54% 8/15/2047 3,505,634
210,000 Bausch Health Cos., Inc.
(a)
.............................................. 5.25% 1/30/2030 134,559
93,000 Bausch Health Cos., Inc.
(a)
.............................................. 14.00% 10/15/2030 87,898
1,300,000 BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (5 yr. CMT
Rate + 2.65%) .................................................. 5.13% 1/18/2033 1,275,495
1,200,000 BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (5 yr. CMT
Rate + 4.31%) .................................................. 5.88% 9/13/2034 1,181,903
2,400,000 BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (5 yr. CMT
Rate + 4.21%) .................................................. 8.13% 1/8/2039 2,561,126
4,978,000 Bell Telephone Co. of Canada or Bell Canada (5 yr. CMT Rate + 2.36%) .............. 7.00% 9/15/2055 5,145,629
1,800,000 Belron UK Finance PLC
(a)
.............................................. 5.75% 10/15/2029 1,809,490
5,025,000 BPCE SA (SOFR + 1.27%)
(a)
............................................ 4.76% 1/13/2032 4,954,557
594,804 Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy
(a)
........ 7.88% 2/15/2039 628,369

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
1,574,000 Canadian Imperial Bank of Commerce (SOFR + 0.67%) ......................... 4.72% 6/16/2029 1,576,263
2,100,000 CAP SA
(a)
.......................................................... 3.90% 4/27/2031 1,781,237
3,500,000 CAP SA ........................................................... 3.90% 4/27/2031 2,968,728
5,054,000 CCL Industries, Inc.
(a)
................................................. 3.05% 6/1/2030 4,729,760
500,000 Cemex SAB de CV (5 yr. CMT Rate + 3.52%)
(a)(h)
.............................. 7.20% 6/10/2030 520,825
400,000 Cemex SAB de CV (5 yr. CMT Rate + 3.52%)
(h)
............................... 7.20% 6/10/2030 416,660
3,701,329 Chile Electricity PEC SpA
(a)
............................................. 0.00% 1/25/2028 3,418,177
3,731,000 Cosan Overseas Ltd.
(h)
................................................ 8.25% 8/5/2026 3,697,421
5,038,000 Credit Agricole SA (SOFR + 1.36%)
(a)
...................................... 4.82% 9/25/2033 4,939,893
2,700,000 CSN Resources SA ................................................... 5.88% 4/8/2032 1,667,264
1,350,000 CT Trust .......................................................... 5.13% 2/3/2032 1,283,661
5,656,000 Daimler Truck Finance North America LLC
(a)
.................................. 4.50% 4/12/2031 5,554,279
850,000 Danaos Corp.
(a)
...................................................... 6.88% 10/15/2032 878,923
618,361 Digicel Group Holdings Ltd.
(a)(b)(f)
.......................................... 0.00% 12/31/2030 31,093
1,782,268 Digicel Group Holdings Ltd.
(a)(b)(f)
.......................................... 0.00% 12/31/2030 12,770
5,390,000 Electricite de France SA
(a)
.............................................. 4.88% 9/21/2038 4,986,799
4,517,000 Element Fleet Management Corp.
(a)
....................................... 6.32% 12/4/2028 4,672,800
4,631,000 Element Fleet Management Corp.
(a)
....................................... 5.04% 3/25/2030 4,658,216
1,950,000 Empresas Publicas de Medellin ESP ....................................... 4.38% 2/15/2031 1,776,830
2,522,000 Enbridge, Inc. ....................................................... 5.45% 3/27/2036 2,550,155
2,345,000 ENEL Finance International NV
(a)
......................................... 4.13% 9/30/2028 2,317,450
1,977,000 ENEL Finance International NV
(a)
......................................... 5.13% 6/26/2029 2,001,160
1,500,000 Esentia Energy Development SAB de CV
(a)
.................................. 6.13% 7/30/2033 1,497,450
850,000 Esentia Energy Development SAB de CV
(a)
.................................. 6.50% 7/30/2038 835,805
670,590 Fideicomiso PA Pacifico Tres ............................................ 8.25% 1/15/2035 686,416
1,200,000 Freeport Indonesia PT ................................................. 4.76% 4/14/2027 1,205,461
900,000 Frontera Energy Corp. ................................................. 7.88% 6/21/2028 897,341
500,000 FS Luxembourg Sarl
(a)
................................................. 8.13% 2/11/2036 454,138
1,030,000 Garda World Security Corp.
(a)
............................................ 6.50% 1/15/2031 1,045,032
1,125,000 Garda World Security Corp.
(a)
............................................ 8.25% 8/1/2032 1,152,264
2,400,000 Generadora de Gatun SA
(a)
............................................. 6.87% 9/30/2044 2,480,494
340,000 Genmab AS / Genmab Finance LLC
(a)
...................................... 6.25% 12/15/2032 346,685
340,000 Genmab AS / Genmab Finance LLC
(a)
...................................... 7.25% 12/15/2033 354,708
1,290,000 GGAM Finance Ltd.
(a)
................................................. 6.88% 4/15/2029 1,321,351
5,083,000 Glencore Funding LLC
(a)
............................................... 5.20% 7/1/2033 5,088,064
2,075,000 Global Aircraft Leasing Co. Ltd.
(a)
......................................... 8.75% 9/1/2027 2,111,514
576,800 GNL Quintero SA .................................................... 4.63% 7/31/2029 575,964
1,800,000 Gold Fields Orogen Holdings BVI Ltd. ...................................... 6.13% 5/15/2029 1,837,637
1,460,000 Grifols SA
(a)
........................................................ 4.75% 10/15/2028 1,431,744
283,040 Guara Norte Sarl .................................................... 5.20% 6/15/2034 273,774
6,254,000 Hydro One, Inc. ..................................................... 4.75% 5/30/2031 6,267,548
5,040,000 Imperial Brands Finance PLC
(a)
........................................... 4.88% 2/7/2032 5,009,527
1,200,000 Indofood CBP Sukses Makmur Tbk ........................................ 3.40% 6/9/2031 1,098,530
950,000 Industrial Subordinated Trust II (5 yr. CMT Rate + 2.86%) ........................ 6.55% 4/15/2036 965,333
600,000 Industrial Subordinated Trust II (5 yr. CMT Rate + 2.86%)
(a)
....................... 6.55% 4/15/2036 609,684
1,500,000 Industrias Penoles SAB de CV ........................................... 4.75% 8/6/2050 1,233,188
5,734,000 ING Groep NV (SOFR + 1.61%) .......................................... 5.42% 3/23/2037 5,750,328
2,500,000 InRetail Consumer ................................................... 3.25% 3/22/2028 2,410,810
5,514,000 Intesa Sanpaolo SpA (1 yr. CMT Rate + 2.60%)
(a)
.............................. 4.20% 6/1/2032 5,206,924
500,000 Inversiones CMPC SA (5 yr. CMT Rate + 2.83%)
(a)
............................. 6.70% 12/9/2057 492,575
1,300,000 Inversiones CMPC SA (5 yr. CMT Rate + 2.83%) .............................. 6.70% 12/9/2057 1,280,695
850,000 J&F Luxembourg Finance Sarl
(a)
.......................................... 8.50% 12/1/2032 847,875
3,184,250 JSW Hydro Energy Ltd. ................................................ 4.13% 5/18/2031 2,952,986
880,750 JSW Hydro Energy Ltd.
(a)
............................................... 4.13% 5/18/2031 816,783
2,600,000 JSW Infrastructure Ltd. ................................................ 4.95% 1/21/2029 2,575,790
1,212,840 LLPL Capital Pte Ltd. .................................................. 6.88% 2/4/2039 1,232,798
2,700,000 MARB BondCo PLC .................................................. 3.95% 1/29/2031 2,369,403
300,000 Marcobre SAC
(a)
..................................................... 5.75% 1/22/2036 297,225
450,000 Marcobre SAC ...................................................... 5.75% 1/22/2036 445,838
955,000 Mattamy Group Corp.
(a)
................................................ 4.63% 3/1/2030 917,290
500,000 Medco Laurel Tree Pte Ltd. ............................................. 6.95% 11/12/2028 501,406
1,325,000 Merlin Entertainments Group US Holdings, Inc.
(a)
.............................. 7.38% 2/15/2031 1,118,994
2,550,000 Mexarrend SAPI de CV
(a)(e)(f)
............................................. 10.25% 7/24/2024 15,300
1,173,255 Mexico Generadora de Energia S de RL .................................... 5.50% 12/6/2032 1,170,735
1,170,000 Millicom International Cellular SA ......................................... 5.13% 1/15/2028 1,163,543
1,980,000 Millicom International Cellular SA ......................................... 6.25% 3/25/2029 1,989,357
1,900,000 Minejesa Capital BV .................................................. 5.63% 8/10/2037 1,815,830
1,100,000 Minerva Luxembourg SA
(a)
.............................................. 8.88% 9/13/2033 1,139,062
800,000 Minerva Luxembourg SA ............................................... 8.88% 9/13/2033 828,409
4,100,000 Minsur SA ......................................................... 4.50% 10/28/2031 3,932,971

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
2,747,000 Mizuho Bank Ltd.
(a)
................................................... 5.19% 4/16/2036 2,730,596
2,142,766 Mong Duong Finance Holdings BV ........................................ 5.13% 5/7/2029 2,116,932
3,394,105 MV24 Capital BV .................................................... 6.75% 6/1/2034 3,380,004
5,640,000 Nationwide Building Society (SOFR + 1.65%)
(a)
............................... 5.54% 7/14/2036 5,684,662
4,003,000 NatWest Group PLC (1 yr. CMT Rate + 0.80%) ................................ 4.98% 6/18/2032 4,001,665
600,000 Nexa Resources SA .................................................. 6.50% 1/18/2028 608,687
1,200,000 Nexa Resources SA .................................................. 6.60% 4/8/2037 1,252,691
480,000 Nissan Motor Co. Ltd.
(a)
................................................ 4.35% 9/17/2027 472,490
510,000 Nissan Motor Co. Ltd.
(a)
................................................ 4.81% 9/17/2030 475,231
475,000 Nissan Motor Co. Ltd.
(a)
................................................ 7.75% 7/17/2032 492,507
2,075,000 Nutrien Ltd. ........................................................ 4.85% 5/29/2031 2,073,642
2,427,000 nVent Finance Sarl ................................................... 5.65% 5/15/2033 2,497,568
3,858,000 NXP BV / NXP Funding LLC / NXP USA, Inc. ................................. 4.85% 8/19/2032 3,807,832
1,265,000 Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
(a)
............................... 8.00% 8/1/2030 1,254,320
1,830,000 Opal Bidco SAS
(a)
.................................................... 6.50% 3/31/2032 1,867,883
1,450,000 Orbia Advance Corp. SAB de CV ......................................... 5.88% 9/17/2044 1,149,154
2,450,000 Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%) .................... 4.60% 6/15/2032 2,448,161
2,200,000 Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 0.80%) .................... 4.55% 9/8/2035 2,163,997
1,200,000 Pampa Energia SA
(a)
.................................................. 7.75% 11/14/2037 1,229,520
200,000 Parex Resources, Inc.
(a)
................................................ 8.50% 5/11/2031 203,300
2,467,160 Peru LNG Srl ....................................................... 5.38% 3/22/2030 2,401,156
3,841,808 Prumo Participacoes e Investimentos S/A ................................... 7.50% 12/31/2031 3,919,893
9,281,000 Renesas Electronics Corp.
(a)
............................................. 2.17% 11/25/2026 9,194,623
2,591,000 Rentokil Terminix Funding PLC
(a)
.......................................... 4.63% 4/23/2031 2,546,800
7,348,000 Royal Bank of Canada (SOFR + 0.98%) .................................... 4.31% 11/3/2031 7,206,398
3,895,499 Rutas 2 & 7 Finance Ltd. ............................................... 0.00% 9/30/2036 2,991,743
800,000 Saavi Energia Sarl
(a)
.................................................. 8.88% 2/10/2035 876,200
200,000 Saavi Energia Sarl ................................................... 8.88% 2/10/2035 219,050
200,000 Scotiabank Peru SAA (1 yr. CMT Rate + 2.31%)
(a)
.............................. 6.10% 10/1/2035 204,871
400,000 Scotiabank Peru SAA (1 yr. CMT Rate + 2.31%) ............................... 6.10% 10/1/2035 409,743
1,205,000 Seaspan Corp.
(a)
..................................................... 5.50% 8/1/2029 1,183,157
1,400,000 Simpar Europe SA ................................................... 5.20% 1/26/2031 1,173,158
13,344,000 SK hynix, Inc.
(a)
...................................................... 4.25% 9/11/2028 13,245,680
5,116,000 Societe Generale SA (SOFR + 1.73%)
(a)
.................................... 5.44% 10/3/2036 5,044,873
850,000 Southern Copper Corp. ................................................ 5.25% 11/8/2042 801,757
2,259,375 Star Energy Geothermal Wayang Windu Ltd. ................................. 6.75% 4/24/2033 2,286,487
5,145,000 Suzano Netherlands BV ................................................ 5.50% 1/15/2036 5,005,272
4,923,000 TELUS Corp. (5 yr. CMT Rate + 2.71%) ..................................... 7.00% 10/15/2055 5,103,393
1,200,000 Termocandelaria Power SA ............................................. 7.75% 9/17/2031 1,231,434
4,997,000 Teva Pharmaceutical Finance Co. LLC ..................................... 6.15% 2/1/2036 5,273,835
1,676,183 Tierra Mojada Luxembourg II Sarl ......................................... 5.75% 12/1/2040 1,612,153
200,000 TK Elevator US Newco, Inc.
(a)
............................................ 5.25% 7/15/2027 200,171
2,466,000 Toronto-Dominion Bank ................................................ 4.93% 10/15/2035 2,423,576
2,531,000 TransCanada PipeLines Ltd. (5 yr. CMT Rate + 2.12%) .......................... 6.38% 10/17/2056 2,561,539
500,000 Transelec SA ....................................................... 3.88% 1/12/2029 486,034
5,160,000 Triton Container International Ltd. / TAL International Container Corp. ................ 5.15% 2/15/2033 5,071,202
622,000 Trivium Packaging Finance BV
(a)
.......................................... 8.25% 7/15/2030 657,596
5,049,000 UBS Group AG (SOFR + 1.34%)
(a)
........................................ 5.01% 3/23/2037 4,910,727
62,116 Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)
(f)
.......................... 13.50% 12/31/2027 3,727
44,227 Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)
(a)(f)
........................ 13.50% 12/31/2027 2,654
53,234 Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)
(a)(f)
......................... 11.00% 12/31/2028 1,597
228,919 Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)
(f)
.......................... 11.00% 12/31/2028 6,868
299,050 Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)
(f)
................ 15.00% 12/31/2044 5,981
3,400,000 United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%) ........................... 2.00% 10/14/2031 3,374,238
1,400,000 United Overseas Bank Ltd. (5 yr. CMT Rate + 1.45%) ........................... 3.86% 10/7/2032 1,385,389
1,840,000 Vale Overseas Ltd. ................................................... 6.40% 6/28/2054 1,879,560
1,800,000 Vale Overseas Ltd. (5 yr. CMT Rate + 2.43%) ................................. 6.00% 2/25/2056 1,802,700
1,600,000 Vamos Europe SA
(a)
.................................................. 9.20% 1/26/2031 1,525,920
1,250,000 Vedanta Resources Finance II PLC
(a)
....................................... 7.00% 7/13/2032 1,243,798
4,681,000 Videotron Ltd.
(a)
..................................................... 5.70% 1/15/2035 4,703,781
1,200,000 Vista Energy Argentina SAU
(a)
........................................... 7.88% 4/8/2038 1,238,400
1,550,000 Volcan Cia Minera SAA
(a)
............................................... 8.50% 10/28/2032 1,606,497
6,196,000 WSP Global, Inc.
(a)
................................................... 5.04% 9/18/2031 6,155,193
1,480,050 Yinson Bergenia Production BV .......................................... 8.50% 1/31/2045 1,582,174
789,360 Yinson Bergenia Production BV
(a)
......................................... 8.50% 1/31/2045 843,826
400,000 Ziggo BV
(a)
......................................................... 4.88% 1/15/2030 375,740
Total Foreign Corporate Bonds
(Cost $430,510,756) 428,062,791

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

P RINCIPAL
A MOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.1%
3,229,527 Bioceanico Sovereign Certificate Ltd. ...................................... 0.00% 6/5/2034 2,650,215
1,250,000 BPRL International Singapore Pte Ltd. ...................................... 4.38% 1/18/2027 1,246,958
2,300,000 Brazilian Government International Bond .................................... 5.00% 1/27/2045 1,842,300
3,250,000 Brazilian Government International Bond .................................... 4.75% 1/14/2050 2,411,500
1,747,568 Chile Electricity Lux Mpc II Sarl
(a)
......................................... 5.67% 10/20/2035 1,787,220
1,747,568 Chile Electricity Lux Mpc II Sarl ........................................... 5.67% 10/20/2035 1,787,220
2,365,000 Chile Electricity Lux Mpc Sarl ............................................ 6.01% 1/20/2033 2,441,129
1,700,000 Chile Government International Bond ...................................... 3.10% 5/7/2041 1,305,175
4,200,000 Colombia Government International Bond ................................... 4.13% 5/15/2051 2,882,250
1,000,000 Comision Federal de Electricidad
(a)
........................................ 6.45% 1/24/2035 1,001,143
800,000 Comision Federal de Electricidad ......................................... 6.45% 1/24/2035 800,914
2,250,000 Corp. Nacional del Cobre de Chile ........................................ 3.00% 9/30/2029 2,121,116
1,300,000 Costa Rica Government International Bond .................................. 5.63% 4/30/2043 1,260,662
1,250,000 Dominican Republic International Bond ..................................... 4.50% 1/30/2030 1,208,250
300,000 Dominican Republic International Bond ..................................... 5.75% 3/17/2034 296,340
1,550,000 Dominican Republic International Bond
(a)
.................................... 5.75% 3/17/2034 1,531,090
1,250,000 Dominican Republic International Bond ..................................... 6.15% 5/17/2038 1,244,188
2,300,000 Ecopetrol SA ....................................................... 5.88% 11/2/2051 1,845,225
1,584,812 FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
(a)
................ 7.25% 1/31/2041 1,610,565
1,584,812 FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple ................. 7.25% 1/31/2041 1,610,565
250,000 Fondo MIVIVIENDA SA ................................................ 5.40% 3/31/2031 252,188
600,000 Fondo MIVIVIENDA SA
(a)
............................................... 5.40% 3/31/2031 605,250
1,200,000 Guatemala Government Bond ........................................... 5.38% 4/24/2032 1,205,641
2,800,000 Guatemala Government Bond ........................................... 4.65% 10/7/2041 2,453,094
2,400,000 Hungary Government International Bond .................................... 5.50% 3/26/2036 2,413,038
4,005,806 Lima Metro Line 2 Finance Ltd. ........................................... 5.88% 7/5/2034 4,096,209
1,691,991 Lima Metro Line 2 Finance Ltd. ........................................... 4.35% 4/5/2036 1,611,058
2,800,000 Mexico Government International Bond ..................................... 4.40% 2/12/2052 2,011,100
1,950,000 Mexico Government International Bond ..................................... 6.34% 5/4/2053 1,831,537
2,300,000 MISC Capital Two Labuan Ltd. ........................................... 3.75% 4/6/2027 2,282,815
2,100,000 Morocco Government International Bond .................................... 3.00% 12/15/2032 1,846,038
900,000 Morocco Government International Bond .................................... 4.00% 12/15/2050 650,272
1,200,000 Nigeria Government International Bond ..................................... 7.70% 2/23/2038 1,227,103
2,850,000 OCP SA ........................................................... 6.75% 5/2/2034 2,995,780
1,200,000 Panama Government International Bond .................................... 5.66% 2/23/2038 1,198,800
1,000,000 Pertamina Persero PT ................................................. 2.30% 2/9/2031 881,029
1,300,000 Pertamina Persero PT ................................................. 5.63% 5/20/2043 1,217,375
600,000 Perusahaan Perseroan Persero PT Perusahaan Listrik Negara .................... 3.88% 7/17/2029 578,998
850,000 Perusahaan Perseroan Persero PT Perusahaan Listrik Negara .................... 5.25% 10/24/2042 757,551
1,800,000 Peruvian Government International Bond .................................... 5.50% 3/30/2036 1,820,070
1,200,000 Petronas Capital Ltd. .................................................. 5.34% 4/3/2035 1,230,451
1,800,000 Republic of Poland Government International Bond ............................. 5.38% 4/14/2036 1,817,070
2,550,000 Republic of South Africa Government International Bond ......................... 6.13% 12/11/2037 2,510,107
1,550,000 Saudi Government International Bond ...................................... 4.63% 10/4/2047 1,309,515
200,000 Trinidad & Tobago Government International Bond ............................. 6.50% 1/28/2036 206,470
1,100,000 Trinidad & Tobago Government International Bond
(a)
............................ 6.50% 1/28/2036 1,135,585
800,000 YPF SA
(i)
.......................................................... 7.00% 9/30/2033 816,676
Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored
Corporations
(Cost $75,527,165) 73,844,845
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 7.0%
Arbor Realty Trust, Inc.
22,775,500 Series 2021-MF2-XB
(a)(c)(j)
............................................... 0.86% 6/15/2054 786,342
AREIT Trust
5,650,000 Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)
(a)
.................. 5.02% 12/17/2029 5,658,068
Banc of America Re-Remic Trust
2,638,666 Series 2016-ISQ-C
(a)(c)
................................................. 3.73% 8/14/2034 803,474
BANK
3,965,412 Series 2017-BNK8-XA
(c)(j)
............................................... 0.84% 11/15/2050 23,261
1,005,000 Series 2020-BN28-AS ................................................. 2.14% 3/15/2063 885,050
1,910,000 Series 2021-BN32-A4 ................................................. 2.35% 4/15/2054 1,732,397
4,009,000 Series 2021-BN35-A5 ................................................. 2.29% 6/15/2064 3,533,905
5,600,000 Series 2022-BNK39-AS ................................................ 3.18% 2/15/2055 5,054,330
2,682,000 Series 2022-BNK39-E
(a)
................................................ 2.50% 2/15/2055 1,812,262

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
162,719,096 Series 2025-BNK50-XA
(c)(j)
.............................................. 0.54% 5/15/2068 4,339,832
BANK5 Trust
5,608,000 Series 2024-5YR10-AS ................................................ 5.64% 10/15/2057 5,652,578
2,355,500 Series 2024-5YR8-A3 ................................................. 5.88% 8/15/2057 2,421,260
5,478,000 Series 2024-5YR9-A3 ................................................. 5.61% 8/15/2057 5,593,730
3,280,000 Series 2025-5YR15-AS ................................................ 5.76% 7/15/2058 3,343,454
3,200,000 Series 2025-5YR19-AS ................................................ 5.61% 12/15/2058 3,252,858
2,215,000 Series 2026-5YR20-A3 ................................................ 5.10% 2/15/2059 2,233,093
3,696,000 Series 2026-5YR21-A3 ................................................ 5.53% 4/15/2059 3,788,112
Barclays Commercial Mortgage Trust
4,526,000 Series 2021-C12-A5 .................................................. 2.69% 11/15/2054 4,016,220
5,364,000 Series 2022-C14-A5
(c)
................................................. 2.95% 2/15/2055 4,814,041
5,785,000 Series 2022-C16-A5
(c)
................................................. 4.60% 6/15/2055 5,625,976
4,208,000 Series 2024-5C27-AS
(c)
................................................ 6.41% 7/15/2057 4,344,304
5,500,000 Series 2024-5C29-A3 ................................................. 5.21% 9/15/2057 5,544,658
3,260,000 Series 2025-5C34-A3 ................................................. 5.66% 5/15/2058 3,342,865
3,714,000 Series 2025-5C36-A3 ................................................. 5.52% 8/15/2058 3,800,926
2,500,000 Series 2025-5C37-A3 ................................................. 5.02% 9/15/2058 2,513,606
2,862,000 Series 2025-5C37-AS
(c)
................................................ 5.38% 9/15/2058 2,876,451
2,355,500 Series 2026-5C40-C
(c)
................................................. 5.81% 2/15/2059 2,357,329
BDS Ltd.
3,410,000 Series 2026-FL17-B (1 mo. Term SOFR + 1.80%, 1.80% Floor)
(a)
................... 5.44% 5/19/2043 3,418,508
Benchmark Mortgage Trust
2,552,000 Series 2019-B13-C
(c)
.................................................. 3.84% 8/15/2057 2,159,503
4,549,000 Series 2020-B19-AS .................................................. 2.15% 9/15/2053 3,834,542
85,187,002 Series 2021-B28-XA
(c)(j)
................................................ 1.33% 8/15/2054 3,780,062
5,650,000 Series 2022-B32-AS
(c)
................................................. 3.53% 1/15/2055 4,943,939
5,600,000 Series 2024-V10-A3 .................................................. 5.28% 9/15/2057 5,659,815
4,793,000 Series 2024-V11-A3
(c)
................................................. 5.91% 11/15/2057 4,939,576
5,000,000 Series 2024-V8-A2 ................................................... 5.71% 7/15/2057 5,103,564
4,791,000 Series 2024-V8-A3
(c)
.................................................. 6.19% 7/15/2057 4,952,629
2,631,000 Series 2024-V8-D
(a)
................................................... 4.00% 7/15/2057 2,341,315
5,443,000 Series 2024-V9-A3 ................................................... 5.60% 8/15/2057 5,544,386
3,338,000 Series 2025-V15-AS .................................................. 6.17% 6/15/2058 3,436,148
4,917,000 Series 2025-V17-A3 .................................................. 5.07% 9/15/2058 4,949,243
3,690,000 Series 2025-V18-AS .................................................. 5.59% 10/15/2058 3,737,099
6,028,000 Series 2026-B42-ASB ................................................. 4.94% 3/15/2059 6,034,288
870,000 Series 2026-V20-C ................................................... 5.44% 2/15/2059 859,075
29,291,000 Series 2026-V20-XD
(a)(c)(j)
............................................... 2.04% 2/15/2059 2,269,379
4,805,000 Series 2026-V21-A3 .................................................. 5.13% 3/15/2059 4,850,132
59,440,968 Series 2026-V21-XA
(c)(j)
................................................ 1.65% 3/15/2059 3,544,287
Blackstone Mortgage Trust, Inc.
7,080,000 Series 2026-FL6-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.09% 8/19/2043 7,090,783
BMO Mortgage Trust
1,602,000 Series 2023-C6-ASB .................................................. 6.21% 9/15/2056 1,681,252
653,000 Series 2024-5C3-AS
(c)
................................................. 6.29% 2/15/2057 668,904
5,539,000 Series 2024-5C6-A3 .................................................. 5.32% 9/15/2057 5,601,818
3,729,000 Series 2024-5C7-AS
(c)
................................................. 5.89% 11/15/2057 3,757,362
4,874,000 Series 2025-5C11-AS ................................................. 5.94% 7/15/2058 4,965,891
4,487,000 Series 2026-C14-B
(c)
.................................................. 5.82% 2/15/2059 4,479,273
BOS Trust
2,420,000 Series 2026-LYRK-A
(a)(c)
................................................ 5.22% 5/11/2041 2,414,136
BrightSpire Capital, Inc.
4,750,000 Series 2026-FL3-D (1 mo. Term SOFR + 2.85%, 2.85% Floor)
(a)
.................... 6.49% 8/19/2043 4,767,485
Brookfield Property Partners LP
2,410,000 Series 2026-SSP-A
(a)(c)
................................................ 5.12% 7/5/2043 2,420,654
3,560,000 Series 2026-TY-A
(a)(c)
.................................................. 4.83% 3/5/2043 3,510,430
BSPRT Co-Issuer LLC
5,580,000 Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)
(a)
................... 6.89% 9/15/2035 5,595,099
BSTN Commercial Mortgage Trust
3,510,000 Series 2025-HUB-D
(a)(c)
................................................ 6.37% 4/13/2041 3,473,865
BX Trust
3,530,000 Series 2019-OC11-E
(a)(c)
................................................ 4.08% 12/9/2041 3,209,967
2,212,333 Series 2025-ARIA-C
(a)(c)
................................................ 5.70% 12/13/2042 2,209,276
4,040,000 Series 2026-ALOHA-D (1 mo. Term SOFR + 2.15%, 2.15% Floor)
(a)
................. 5.78% 4/15/2043 4,053,862

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
2,105,103 Series 2026-CIP-D (1 mo. Term SOFR + 2.10%, 2.10% Floor)
(a)
.................... 5.73% 5/15/2038 2,123,883
4,990,000 Series 2026-CSMO-C (1 mo. Term SOFR + 2.00%, 2.00% Floor)
(a)
.................. 5.63% 2/15/2043 5,042,697
3,273,173 Series 2026-XL6-B (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.08% 3/15/2043 3,285,065
BXP Trust
2,642,000 Series 2017-GM-C
(a)(c)
................................................. 3.54% 6/13/2039 2,589,903
CFCRE Commercial Mortgage Trust
3,267,000 Series 2017-C8-B
(c)
................................................... 4.20% 6/15/2050 3,183,611
Citigroup Commercial Mortgage Trust
2,048,187 Series 2016-P3-XA
(c)(j)
................................................. 1.45% 4/15/2049 78
12,546,231 Series 2016-P4-XA
(c)(j)
................................................. 1.65% 7/10/2049 565
28,129,210 Series 2016-P5-XA
(c)(j)
................................................. 1.38% 10/10/2049 1,038
4,534,000 Series 2019-GC41-B .................................................. 3.20% 8/10/2056 4,007,843
4,594,000 Series 2022-GC48-A5
(c)
................................................ 4.71% 5/15/2054 4,523,930
Citigroup/Deutsche Bank Commercial Mortgage Trust
2,723,385 Series 2016-C1-XA
(c)(j)
................................................. 1.12% 5/10/2049 70
Commercial Mortgage Pass Through Certificates
176,838 Series 2014-CR16-B .................................................. 4.58% 4/10/2047 176,415
914,375 Series 2015-LC21-C
(c)
................................................. 4.39% 7/10/2048 903,261
2,242,000 Series 2024-277P-B
(a)(c)
................................................ 7.23% 8/10/2044 2,350,702
Credit Suisse Mortgage Capital Certificates
6,380,000 Series 2021-B33-B
(a)(c)
................................................. 3.77% 10/10/2043 5,643,205
CSAIL Commercial Mortgage Trust
703,020 Series 2016-C6-XA
(c)(j)
................................................. 1.54% 1/15/2049 26
5,500,000 Series 2019-C16-B ................................................... 3.88% 6/15/2052 5,195,783
61,076,815 Series 2020-C19-XA
(c)(j)
................................................ 1.21% 3/15/2053 1,827,388
CSTL Commercial Mortgage Trust
3,310,000 Series 2026-GATE3-D
(a)(c)
.............................................. 5.70% 2/10/2043 3,302,223
DOLP Trust
4,070,000 Series 2021-NYC-D
(a)(c)
................................................ 3.70% 5/10/2041 3,555,398
ELP Commercial Mortgage Trust
3,530,000 Series 2025-ELP-E
(a)(c)
................................................. 6.67% 11/13/2042 3,550,662
Extended Stay America Trust
3,241,744 Series 2026-ESH2-D (1 mo. Term SOFR + 2.25%, 2.25% Floor)
(a)
.................. 5.88% 2/15/2043 3,272,815
GS Mortgage Securities Corp. II
1,825,000 Series 2016-GS2-C
(c)
.................................................. 4.72% 5/10/2049 1,760,471
5,868,390 Series 2016-GS2-XA
(c)(j)
................................................ 1.47% 5/10/2049 206
1,310,000 Series 2017-375H-A
(a)(c)
................................................ 3.59% 9/10/2037 1,274,671
2,588,000 Series 2018-RIVR-C (1 mo. Term SOFR + 1.55%, 1.50% Floor)
(a)
................... 5.17% 7/15/2035 54,239
1,070,000 Series 2019-GC42-A3 ................................................. 2.75% 9/10/2052 1,008,422
1,718,349 Series 2026-DAWN-A
(a)(c)
............................................... 5.82% 4/10/2043 1,708,307
GS REFT 2026-FL1 Issuer Ltd.
3,830,000 Series 2026-FL1-C (1 mo. Term SOFR + 2.15%, 2.15% Floor)
(a)
.................... 5.79% 10/19/2043 3,850,299
INCREF LLC
4,840,000 Series 2025-FL1-D (1 mo. Term SOFR + 4.19%, 4.19% Floor)
(a)
.................... 7.83% 10/19/2042 4,951,857
4,400,000 Series 2026-FL2-B (1 mo. Term SOFR + 1.95%, 1.95% Floor)
(a)
.................... 5.62% 12/19/2043 4,406,574
JP Morgan Chase Commercial Mortgage Securities
6,601,791 Series 2015-JP1-XA
(c)(j)
................................................ 0.87% 1/15/2049 124
JPMBB Commercial Mortgage Securities Trust
6,780,770 Series 2014-C25-XA
(c)(j)
................................................ 0.54% 11/15/2047 27,567
7,860,000 Series 2015-C27-D
(a)(c)
................................................. 3.95% 2/15/2048 1,237,950
5,066,212 Series 2015-C30-XA
(c)(j)
................................................ 0.02% 7/15/2048 51
1,019,371 Series 2015-C31-XA
(c)(j)
................................................ 0.58% 8/15/2048 11
JPMDB Commercial Mortgage Securities Trust
7,675,000 Series 2016-C2-AS ................................................... 3.48% 6/15/2049 7,185,260
11,799,848 Series 2016-C2-XA
(c)(j)
................................................. 1.42% 6/15/2049 428
LBTY Commercial Mortgage Trust
1,480,000 Series 2026-225L-C
(a)(c)
................................................ 5.25% 2/10/2043 1,458,318
LoanCore
5,650,000 Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)
(a)
.................. 5.02% 8/17/2042 5,657,695
Lument Finance Trust, Inc.
3,510,000 Series 2025-FL3-D (1 mo. Term SOFR + 3.60%, 3.60% Floor)
(a)
.................... 7.24% 7/21/2043 3,550,337

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Madison Avenue Trust
4,820,000 Series 2025-11MD-D
(a)(c)
............................................... 6.57% 10/15/2042 4,862,193
MF1 Multifamily Housing Mortgage Loan Trust
5,420,000 Series 2021-FL7-B (1 mo. Term SOFR + 1.86%, 1.75% Floor)
(a)
.................... 5.50% 10/16/2036 5,428,022
910,000 Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)
(a)
................... 5.33% 8/18/2041 912,338
6,940,000 Series 2026-FL21-B (1 mo. Term SOFR + 1.75%, 1.75% Floor)
(a)
................... 5.39% 2/18/2041 6,957,315
6,110,000 Series 2026-FL22-C (1 mo. Term SOFR + 2.00%, 2.00% Floor)
(a)
................... 5.64% 11/18/2043 6,129,448
Morgan Stanley Bank of America Merrill Lynch Trust
4,926,716 Series 2016-C30-XA
(c)(j)
................................................ 1.35% 9/15/2049 172
6,364,000 Series 2017-C33-B ................................................... 4.11% 5/15/2050 6,154,838
3,552,000 Series 2025-5C1-D
(a)
.................................................. 4.00% 3/15/2058 3,199,512
Morgan Stanley Capital I, Inc.
10,830 Series 2016-UB11-XA
(c)(j)
............................................... 1.61% 8/15/2049 0
MTN Commercial Mortgage Trust
2,490,000 Series 2026-LPFX-C
(a)(c)
................................................ 5.76% 5/15/2043 2,497,387
NJ Trust
2,300,000 Series 2023-GSP-A
(a)(c)
................................................ 6.70% 1/6/2029 2,367,984
NYC Commercial Mortgage Trust
1,940,000 Series 2026-7W34-A
(a)(c)
................................................ 5.21% 2/5/2041 1,925,492
3,600,000 Series 2026-9W57-B
(a)(c)
................................................ 5.35% 6/6/2040 3,588,602
PENN Commercial Mortgage Trust
3,669,000 Series 2025-P11-C
(a)(c)
................................................. 6.72% 8/10/2042 3,789,036
PFP III Ltd.
4,810,000 Series 2026-14-C (1 mo. Term SOFR + 1.95%, 1.95% Floor)
(a)
..................... 5.60% 12/18/2043 4,821,987
PLYM Commercial Mortgage Trust
3,600,000 Series 2026-IND-C (1 mo. Term SOFR + 1.65%, 1.65% Floor)
(a)
.................... 5.28% 3/15/2043 3,606,126
RFR Trust
3,970,000 Series 2025-SGRM-E
(a)(c)
............................................... 7.51% 3/11/2041 4,011,424
SG Commercial Mortgage Securities LLC
6,227,298 Series 2016-C5-XA
(c)(j)
................................................. 1.81% 10/10/2048 268
SHOPS Trust
3,600,000 Series 2026-CSTL-A
(a)(c)
................................................ 4.97% 5/5/2039 3,577,250
SLG Office Trust
4,110,000 Series 2021-OVA-E
(a)
.................................................. 2.85% 7/15/2041 3,541,547
3,450,000 Series 2026-OMA-C
(a)(c)
................................................ 5.63% 4/15/2041 3,454,137
SMRT
1,210,000 Series 2022-MINI-D (1 mo. Term SOFR + 1.95%, 1.95% Floor)
(a)
................... 5.58% 1/15/2039 1,208,834
UBS Commercial Mortgage Trust
2,491,000 Series 2017-C6-B
(c)
................................................... 4.15% 12/15/2050 2,307,267
1,450,000 Series 2017-C7-B
(c)
................................................... 4.29% 12/15/2050 1,404,644
6,958,000 Series 2017-C7-C
(c)
................................................... 4.72% 12/15/2050 6,676,451
UBS-Barclays Commercial Mortgage Trust
1,503,790 Series 2013-C5-B
(a)(c)
.................................................. 3.65% 3/10/2046 1,448,902
5,800,000 Series 2013-C5-C
(a)(c)
.................................................. 3.84% 3/10/2046 5,411,864
Wachovia Bank Commercial Mortgage Trust
1,853 Series 2006-C29-IO
(c)(j)
................................................ 0.49% 11/15/2048 1
Wells Fargo Commercial Mortgage Trust
25,336 Series 2015-C31-C
(c)
.................................................. 4.92% 11/15/2048 25,029
11,835,670 Series 2016-NXS6-XA
(c)(j)
............................................... 1.52% 11/15/2049 552
2,638,000 Series 2018-C45-C ................................................... 4.73% 6/15/2051 2,506,700
3,546,000 Series 2018-C48-C
(c)
.................................................. 5.30% 1/15/2052 3,284,696
15,689,791 Series 2019-C49-XA
(c)(j)
................................................ 1.38% 3/15/2052 412,590
5,500,000 Series 2019-C50-C ................................................... 4.35% 5/15/2052 4,980,151
2,705,000 Series 2020-C55-B ................................................... 3.14% 2/15/2053 2,441,630
950,577 Series 2020-C58-A3 .................................................. 1.81% 7/15/2053 854,649
5,510,000 Series 2020-C58-B ................................................... 2.70% 7/15/2053 4,684,873
114,218,434 Series 2021-C59-XA
(c)(j)
................................................ 1.59% 4/15/2054 5,928,816
3,241,000 Series 2024-5C1-A3 .................................................. 5.93% 7/15/2057 3,324,512
4,784,000 Series 2025-5C4-A3 .................................................. 5.67% 5/15/2058 4,896,895
4,888,000 Series 2025-5C5-A3 .................................................. 5.59% 7/15/2058 4,992,573
4,853,000 Series 2025-5C5-AS .................................................. 5.92% 7/15/2058 4,964,699
4,000,000 Series 2025-5C6-AS
(c)
................................................. 5.58% 10/15/2058 4,038,567
1,843,000 Series 2025-5C6-C
(c)
.................................................. 5.83% 10/15/2058 1,796,876

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
5,030,000 Series 2025-5C7-B
(c)
.................................................. 5.86% 12/15/2058 5,080,165
2,729,000 Series 2025-5C7-D
(a)
.................................................. 4.25% 12/15/2058 2,269,085
3,620,000 Series 2025-VTT-C
(a)(c)
................................................. 6.03% 3/15/2038 3,624,611
1,790,000 Series 2026-1250B-A
(a)(c)
............................................... 4.83% 3/10/2041 1,768,061
7,202,000 Series 2026-5C8-A3 .................................................. 5.03% 3/15/2059 7,229,211
3,601,000 Series 2026-5C8-C ................................................... 5.55% 3/15/2059 3,518,745
WF-RBS Commercial Mortgage Trust
4,358,682 Series 2014-C22-XA
(c)(j)
................................................ 0.38% 9/15/2057 751
Willowbrook Mall
2,595,000 Series 2025-WBRK-A
(a)(c)
............................................... 5.87% 3/5/2035 2,651,224
Total Non-Agency Commercial Mortgage Backed Obligations
(Cost $562,182,120) 483,635,979
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 10.5%
ACRA Trust
3,200,000 Series 2026-NQM1-A2
(a)(i)
.............................................. 5.77% 6/25/2066 3,207,530
2,130,000 Series 2026-NQM1-A3
(a)(i)
.............................................. 5.93% 6/25/2066 2,134,937
Adjustable Rate Mortgage Trust
16,969 Series 2007-3-1A1
(a)(c)
................................................. 4.87% 11/25/2037 16,948
AlphaFlow Transitional Mortgage Trust
623,033 Series 2021-WL1-A1
(a)(e)(i)
............................................... 3.28% 1/25/2026 433,847
AMSR Trust
10,000,000 Series 2021-SFR1-F
(a)
................................................. 3.60% 6/17/2038 9,553,673
8,900,000 Series 2023-SFR2-A
(a)
................................................. 3.95% 6/17/2040 8,718,607
15,700,000 Series 2025-SFR2-B
(a)
................................................. 4.28% 11/17/2042 15,070,411
Angel Oak Mortgage Trust LLC
938,299 Series 2026-1-A3
(a)(i)
.................................................. 5.17% 2/25/2071 926,410
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
10,379,933 Series 2006-M1-A2C (1 mo. Term SOFR + 0.41%, 0.30% Floor) .................... 4.06% 7/25/2036 2,773,088
13,217,452 Series 2006-M1-A2D (1 mo. Term SOFR + 0.59%, 0.48% Floor) .................... 4.24% 7/25/2036 3,530,826
Banc of America Funding Corp.
128,413 Series 2005-G-A3
(c)
................................................... 2.26% 10/20/2035 90,319
45,842 Series 2006-2-6A2 ................................................... 5.50% 3/25/2036 45,661
67,453 Series 2006-6-1A2 ................................................... 6.25% 8/25/2036 58,858
Barclays Mortgage Loan Trust
943,695 Series 2026-NQM1-A1
(a)(i)
.............................................. 4.84% 12/25/2065 934,499
943,695 Series 2026-NQM1-A3
(a)(i)
.............................................. 5.24% 12/25/2065 937,528
Bear Stearns Asset Backed Securities Trust
257,091 Series 2007-SD1-1A3A ................................................ 6.50% 10/25/2036 80,445
Bear Stearns Mortgage Funding Trust
2,991,083 Series 2007-AR5-1A2A (1 mo. Term SOFR + 0.57%, 0.46% Floor, 10.50% Cap) ........ 4.22% 6/25/2047 2,705,168
BRAVO Residential Funding Trust
8,901,295 Series 2026-NQM2-A3
(a)(i)
.............................................. 5.03% 11/25/2065 8,776,880
2,854,476 Series 2026-NQM3-A3
(a)(i)
.............................................. 5.34% 11/25/2065 2,829,718
3,000,000 Series 2026-NQM3-M1
(a)(c)
.............................................. 5.63% 11/25/2065 2,951,652
Carrington Mortgage Loan Trust
4,388,221 Series 2006-NC5-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 14.50% Cap) .......... 3.91% 1/25/2037 4,017,188
Chase Mortgage Finance Corp.
762,935 Series 2007-S3-2A1 .................................................. 5.50% 5/25/2037 8
CIM Trust
6,953,000 Series 2020-R2-M2
(a)(c)
................................................ 3.00% 10/25/2059 5,682,805
Citigroup Mortgage Loan Trust, Inc.
3,536,407 Series 2007-OPX1-A1A (1 mo. Term SOFR + 0.25%, 0.14% Floor) .................. 3.90% 1/25/2037 1,572,149
20,610,519 Series 2019-A-PT1
(a)
.................................................. 3.92% 10/25/2058 17,020,908
33,235,876 Series 2021-RP2-A1
(a)(c)
................................................ 1.75% 3/25/2065 29,835,208
5,674,000 Series 2021-RP2-M1
(a)(c)
............................................... 3.25% 3/25/2065 4,838,684
4,752,000 Series 2021-RP2-M2
(a)(c)
............................................... 3.40% 3/25/2065 3,906,936
4,413,000 Series 2021-RP2-M3
(a)(c)
............................................... 3.40% 3/25/2065 3,455,835
12,944,519 Series 2021-RP2-PT1
(a)(c)
............................................... 5.37% 3/25/2065 10,989,107
Citimortgage Alternative Loan Trust
42,334 Series 2006-A2-A2 ................................................... 6.00% 5/25/2036 40,296

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
25,955 Series 2006-A5-3A3 .................................................. 6.00% 10/25/2036 21,997
176,220 Series 2007-A1-1A7 .................................................. 6.00% 1/25/2037 156,109
5,330,318 Series 2007-A2-1A5 .................................................. 6.00% 2/25/2037 4,842,323
2,511,738 Series 2007-A5-1A10 ................................................. 5.75% 5/25/2037 2,285,037
CitiMortgage, Inc.
15,577 Series 2005-1-1A4 ................................................... 5.50% 2/25/2035 15,209
Colony American Finance Ltd.
1,000,000 Series 2020-4-E
(a)
.................................................... 3.38% 12/15/2052 874,846
Countrywide Alternative Loan Trust
52,093 Series 2005-20CB-1A1 ................................................ 5.50% 7/25/2035 40,590
118,236 Series 2005-28CB-3A6 ................................................ 6.00% 8/25/2035 42,577
10,194,362 Series 2005-37T1-A5 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap) ........... 4.21% 9/25/2035 6,064,214
368,682 Series 2005-46CB-A22 ................................................ 5.25% 10/25/2035 245,800
5,969,958 Series 2005-49CB-A2 ................................................. 5.50% 11/25/2035 3,599,193
55,772 Series 2005-J10-1A13 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap) .......... 4.46% 10/25/2035 31,609
238,711 Series 2006-26CB-A9 ................................................. 6.50% 9/25/2036 107,349
5,717,133 Series 2006-42-1A8 .................................................. 6.00% 1/25/2047 2,963,166
927,724 Series 2007-12T1-A1 ................................................. 6.00% 6/25/2037 410,397
5,874,286 Series 2007-12T1-A3 ................................................. 6.00% 6/25/2037 2,598,605
988,207 Series 2007-16CB-2A1 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap) ......... 4.21% 8/25/2037 295,787
286,160 Series 2007-16CB-2A2 (-8 x 1 mo. Term SOFR + 53.63%, 0.00% Floor, 54.58% Cap)
(k)
... 23.23% 8/25/2037 366,414
51,518 Series 2007-17CB-1A10 (-5 x 1 mo. Term SOFR + 29.37%, 0.00% Floor, 29.90% Cap)
(k)
... 12.59% 8/25/2037 42,538
228,985 Series 2007-18CB-2A17 ............................................... 6.00% 8/25/2037 130,408
1,247,385 Series 2007-23CB-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap) .......... 4.26% 9/25/2037 412,613
1,225,344 Series 2007-23CB-A4 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)
(j)(k)
..... 2.74% 9/25/2037 183,355
5,350,019 Series 2007-8CB-A1 .................................................. 5.50% 5/25/2037 2,529,405
3,807,187 Series 2007-OA8-2A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor) ................... 4.12% 6/25/2047 3,197,738
Countrywide Home Loan Mortgage Pass Through Trust
132,662 Series 2005-28-A7
(e)
.................................................. 5.25% 1/25/2019 65,267
400,840 Series 2007-10-A5 ................................................... 6.00% 7/25/2037 168,998
140,527 Series 2007-15-1A16 ................................................. 6.25% 9/25/2037 80,825
420,778 Series 2007-3-A17 ................................................... 6.00% 4/25/2037 184,468
Credit Suisse First Boston Mortgage Securities Corp.
44,221 Series 2005-10-5A5 .................................................. 5.50% 11/25/2035 30,624
456,191 Series 2005-8-1A3 ................................................... 5.25% 9/25/2035 351,181
Credit Suisse Mortgage Capital Certificates
2,367,538 Series 2006-4-6A1 ................................................... 6.00% 5/25/2036 824,478
19,564 Series 2006-4-7A1
(e)
.................................................. 5.50% 5/25/2021 11,670
62,272 Series 2007-1-3A1
(e)
.................................................. 6.00% 2/25/2022 7,149
7,463 Series 2007-2-2A1 ................................................... 5.00% 3/25/2037 5,583
3,011,330 Series 2009-3R-19A2
(a)
................................................ 6.00% 1/27/2038 1,253,264
433,884 Series 2010-4R-3A17
(a)(c)
............................................... 6.00% 6/26/2037 394,826
25,230,595 Series 2020-RPL1-PT1
(a)(c)
.............................................. 3.28% 10/25/2069 20,406,508
9,035,400 Series 2020-RPL4-M1
(a)
................................................ 2.50% 1/25/2060 7,092,267
Credit-Based Asset Servicing and Securitization LLC
5,029,778 Series 2007-RP1-A (1 mo. Term SOFR + 0.42%, 0.31% Floor)
(a)
.................... 4.07% 5/25/2046 4,560,990
Deephaven Residential Mortgage Trust
239,215 Series 2026-INV1-A2
(a)(i)
................................................ 5.10% 12/25/2070 235,871
956,859 Series 2026-INV1-A3
(a)(i)
................................................ 5.20% 12/25/2070 943,502
Deutsche ALT-A Securities, Inc.
3,467,153 Series 2005-6-2A1 ................................................... 5.50% 12/25/2035 2,988,264
2,719,216 Series 2005-AR2-2A1
(c)
................................................ 4.65% 10/25/2035 1,631,165
Deutsche Mortgage Securities, Inc.
300,826 Series 2006-PR1-3A1 (-1 x 1 mo. Term SOFR + 11.96%, 12.12%   Cap)
(a)(k)
............ 6.89% 4/15/2036 275,788
9,930 Series 2006-PR1-4AI2 (-2 x 1 mo. Term SOFR + 14.39%, 14.61%   Cap)
(a)(k)
........... 7.46% 4/15/2036 9,503
470,784 Series 2006-PR1-5AI4 (-1 x 1 mo. Term SOFR + 11.96%, 12.12%   Cap)
(a)(k)
........... 6.89% 4/15/2036 443,570
Ellington Financial Mortgage Trust
15,681,000 Series 2025-INV4-M1
(a)(c)
............................................... 6.00% 10/25/2070 15,604,544
First Franklin Mortgage Loan Asset Backed Certificates
15,965,304 Series 2006-FF15-A6 (1 mo. Term SOFR + 0.42%, 0.31% Floor) ................... 4.07% 11/25/2036 14,100,742
9,363,799 Series 2007-FF2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor) .................... 4.04% 3/25/2037 4,972,810
First Horizon Alternative Mortgage Securities
188,572 Series 2006-FA2-1A5 ................................................. 6.00% 5/25/2036 65,451
29,791 Series 2006-RE1-A1
(c)
................................................. 5.50% 5/25/2035 17,357

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Freedom Mortgage Parent LLC
16,440,000 Series 2021-GT2-A
(a)(c)
................................................. 3.85% 10/25/2026 15,829,456
GCAT
6,944,000 Series 2021-NQM6-M1
(a)(c)
.............................................. 3.41% 8/25/2066 5,502,380
4,865,995 Series 2026-NQM2-A1
(a)(c)
.............................................. 5.45% 2/25/2071 4,860,882
GMAC Mortgage Corp. Loan Trust
835,869 Series 2006-J1-A6 ................................................... 5.75% 4/25/2036 722,606
GS Mortgage-Backed Securities Trust
7,546,000 Series 2020-NQM1-M1
(a)(c)
.............................................. 3.29% 9/27/2060 7,171,461
4,788,359 Series 2025-NQM2-A1
(a)(i)
.............................................. 5.65% 6/25/2065 4,794,070
2,052,154 Series 2025-NQM2-A3
(a)(i)
.............................................. 5.90% 6/25/2065 2,053,357
1,328,216 Series 2026-NQM1-A1
(a)(c)
.............................................. 4.87% 3/25/2066 1,311,333
221,369 Series 2026-NQM1-A2
(a)(i)
.............................................. 5.12% 3/25/2066 219,102
442,739 Series 2026-NQM1-A3
(a)(i)
.............................................. 5.23% 3/25/2066 438,213
GSAA Trust
1,918 Series 2005-7-AF5
(i)
.................................................. 5.11% 5/25/2035 1,891
918,136 Series 2007-10-A2A .................................................. 6.50% 11/25/2037 313,402
GSR Mortgage Loan Trust
1,003,500 Series 2006-3F-4A1 .................................................. 6.00% 3/25/2036 851,201
22,702,102 Series 2006-OA1-1A1 (1 mo. Term SOFR + 0.55%, 0.44% Floor) ................... 4.20% 8/25/2046 4,239,985
14,518 Series 2007-1F-2A2 .................................................. 5.50% 1/25/2037 111,399
Home Partners of America Trust
2,381,088 Series 2021-1-D
(a)
.................................................... 2.48% 9/17/2041 2,154,803
1,094,493 Series 2021-1-E
(a)
.................................................... 2.58% 9/17/2041 988,034
1,231,709 Series 2021-1-F
(a)
.................................................... 3.33% 9/17/2041 1,111,020
HOMES Trust
7,018,168 Series 2025-AFC4-A3
(a)(i)
............................................... 5.40% 11/25/2060 6,967,215
2,500,000 Series 2025-AFC4-M1
(a)(c)
.............................................. 5.78% 11/25/2060 2,481,315
HSI Asset Securitization Corp.
20,732,822 Series 2006-HE1-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor) ................... 4.04% 10/25/2036 5,440,809
8,133,096 Series 2007-NC1-A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor) .................... 4.12% 4/25/2037 5,248,698
Impac Secured Assets CMN Owner Trust
18,298,056 Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap) ........... 4.30% 2/25/2037 16,834,945
Imperial Fund Mortgage Trust
2,728,000 Series 2021-NQM4-M1
(a)(c)
.............................................. 3.45% 1/25/2057 2,177,387
Indymac IMSC Mortgage Loan Trust
1,180,948 Series 2007-HOA1-A11 (1 mo. Term SOFR + 0.47%, 0.36% Floor) .................. 4.12% 7/25/2047 781,065
1,174,376 Series 2007-HOA1-A24 (1 mo. Term SOFR + 0.73%, 0.62% Floor) .................. 4.38% 7/25/2047 783,544
Invitation Homes Trust
13,127,000 Series 2024-SFR1-D
(a)
................................................. 4.25% 9/17/2041 12,560,888
JP Morgan Alternative Loan Trust
1,511,938 Series 2005-A2-1M1 (1 mo. Term SOFR + 0.80%, 0.69% Floor, 11.50% Cap) .......... 4.45% 1/25/2036 1,496,100
1,326,279 Series 2006-S3-A4
(i)
.................................................. 6.81% 8/25/2036 1,308,601
14,637 Series 2006-S3-A6
(i)
.................................................. 6.62% 8/25/2036 16,323
12,867 Series 2006-S4-A6
(i)
.................................................. 6.21% 12/25/2036 14,993
JP Morgan Mortgage Acquisition Corp.
12,328,713 Series 2006-WMC2-A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor) .................. 4.26% 7/25/2036 5,779,852
13,960,252 Series 2006-WMC3-A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor) .................. 4.06% 8/25/2036 10,581,713
11,843,190 Series 2006-WMC4-A5 (1 mo. Term SOFR + 0.53%, 0.42% Floor) .................. 4.18% 12/25/2036 6,026,742
JP Morgan Mortgage Trust
153,851 Series 2007-S3-1A7 .................................................. 6.00% 8/25/2037 64,198
2,120,000 Series 2026-VIS1-M1
(a)(c)
............................................... 5.50% 6/25/2066 2,080,720
Legacy Mortgage Asset Trust
18,485,857 Series 2019-RPL3-PT1
(a)
............................................... 0.00% 6/25/2058 16,269,416
8,052,475 Series 2021-GS3-A2
(a)(i)
................................................ 7.25% 7/25/2061 8,070,911
Lehman Mortgage Trust
367,916 Series 2006-3-1A5 ................................................... 6.00% 7/25/2036 168,741
23,890 Series 2006-9-1A19 (-5 x 1 mo. Term SOFR + 30.16%, 0.00% Floor, 30.68% Cap)
(k)
...... 13.37% 1/25/2037 21,563
84,296 Series 2007-2-1A1 ................................................... 5.75% 2/25/2037 54,715
Lehman XS Trust
2,609,353 Series 2005-9N-1A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor) .................... 4.03% 2/25/2036 2,379,127
1,901,939 Series 2007-1-1A2 (1 mo. Term SOFR + 0.43%, 0.32% Floor) ..................... 4.08% 2/25/2037 1,903,882
7,775,899 Series 2007-15N-3A1 (1 mo. Term SOFR + 0.36%, 0.25% Floor) ................... 4.01% 8/25/2047 6,897,537

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
7,418,488 Series 2007-3-2A3 (1 mo. Term SOFR + 0.59%, 0.48% Floor) ..................... 4.24% 3/25/2037 7,151,525
Long Beach Mortgage Loan Trust
32,237,337 Series 2006-2-2A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor) ..................... 4.14% 3/25/2046 10,347,179
12,451,190 Series 2006-3-2A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor) ..................... 4.12% 5/25/2046 3,637,464
14,481,628 Series 2006-6-2A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor) ..................... 4.06% 7/25/2036 5,833,530
MASTR Alternative Loans Trust
73,761 Series 2005-2-3A1 ................................................... 6.00% 3/25/2035 60,806
4,370,321 Series 2006-1-A5 .................................................... 6.00% 2/25/2036 1,710,066
32,220 Series 2007-1-2A7 ................................................... 6.00% 10/25/2036 8,658
MASTR Asset Backed Securities Trust
9,665,298 Series 2005-NC2-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor) .................... 4.26% 11/25/2035 5,345,957
MASTR Asset Securitization Trust
683,555 Series 2006-2-1A11 (1 mo. Term SOFR + 6.00%, 6.00% Floor) .................... 6.00% 6/25/2036 370,658
Merrill Lynch Alternative Note Asset
1,610,373 Series 2007-F1-2A8 .................................................. 6.00% 3/25/2037 479,460
Merrill Lynch Mortgage Investors, Inc.
4,458,962 Series 2007-MLN1-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor) ................... 4.26% 3/25/2037 3,441,762
MFRA Trust
4,856,396 Series 2026-INVR1-A3
(a)(i)
.............................................. 5.79% 12/25/2059 4,840,020
Morgan Stanley ABS Capital I, Inc.
6,856,259 Series 2006-HE5-A2C (1 mo. Term SOFR + 0.39%, 0.28% Floor) ................... 4.04% 8/25/2036 3,381,869
Morgan Stanley Mortgage Loan Trust
19,538 Series 2004-1-1A1 ................................................... 5.00% 11/25/2033 13,735
349,456 Series 2005-7-7A4 ................................................... 5.50% 11/25/2035 305,090
1,221,919 Series 2006-7-3A
(c)
................................................... 5.04% 6/25/2036 609,751
22,733,975 Series 2007-2AX-2A2 (1 mo. Term SOFR + 0.43%, 0.32% Floor) ................... 4.08% 12/25/2036 7,511,596
7,262,612 Series 2007-7AX-2A1 (1 mo. Term SOFR + 0.35%, 0.24% Floor) ................... 4.00% 4/25/2037 1,913,346
MortgageIT Trust
12,034,319 Series 2007-1-2A11 (1 mo. Term SOFR + 0.55%, 0.44% Floor) .................... 4.20% 6/25/2047 10,625,485
New Century Home Equity Loan Trust
6,000,000 Series 2005-B-M2 (1 mo. Term SOFR + 0.85%, 0.74% Floor) ...................... 4.50% 10/25/2035 5,301,976
New Residential Mortgage Loan Trust
2,044,495 Series 2026-NQM1-A1
(a)(c)
.............................................. 4.82% 11/25/2065 2,020,609
464,658 Series 2026-NQM1-A2
(a)(i)
.............................................. 5.08% 11/25/2065 459,131
464,658 Series 2026-NQM1-A3
(a)(i)
.............................................. 5.18% 11/25/2065 458,630
Nomura Asset Acceptance Corp.
155,053 Series 2006-AP1-A2
(c)
................................................. 5.52% 1/25/2036 46,188
Nomura Home Equity Loan, Inc.
479,741 Series 2006-AF1-A2
(i)
................................................. 6.30% 10/25/2036 78,824
782,201 Series 2007-1-1A1
(i)
.................................................. 6.56% 2/25/2037 198,150
NYMT Loan Trust
1,769,040 Series 2026-INV1-A1
(a)(c)
............................................... 4.77% 2/25/2061 1,745,657
491,400 Series 2026-INV1-A2
(a)(i)
................................................ 5.05% 2/25/2061 485,312
491,400 Series 2026-INV1-A3
(a)(i)
................................................ 5.20% 2/25/2061 485,155
Oceanview Mortgage Loan Trust
3,767,823 Series 2026-1-A
(a)(c)
................................................... 5.10% 8/25/2055 3,706,900
Onslow Bay Mortgage Loan Trust
2,386,726 Series 2026-NQM2-A1
(a)(c)
.............................................. 4.82% 12/1/2065 2,369,677
7,193,262 Series 2026-NQM5-A1
(a)(c)
.............................................. 5.32% 1/25/2066 7,183,242
Option One Mortgage Loan Trust
21,634 Series 2004-3-M3 (1 mo. Term SOFR + 1.09%, 0.98% Floor) ...................... 4.74% 11/25/2034 23,733
13,866,425 Series 2007-6-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor) ..................... 3.95% 7/25/2037 12,469,477
PR Mortgage Loan Trust
3,719,743 Series 2014-1-APT
(a)(c)
................................................. 5.85% 10/25/2049 3,476,708
Pretium Mortgage Credit Partners LLC
2,609,735 Series 2025-NPL7-A1
(a)(i)
............................................... 5.66% 7/25/2055 2,613,154
Progress Residential Trust
3,404,000 Series 2021-SFR6-E2
(a)
................................................ 2.53% 7/17/2038 3,396,693
4,666,000 Series 2021-SFR6-F
(a)
................................................. 3.42% 7/17/2038 4,655,568
5,100,000 Series 2021-SFR8-F
(a)
................................................. 3.18% 10/17/2038 5,060,909
2,396,265 Series 2025-SFR5-D
(a)
................................................. 4.00% 10/17/2042 2,233,373

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
PRPM LLC
3,473,935 Series 2025-4-A1
(a)(i)
.................................................. 6.18% 6/25/2030 3,467,169
5,000,000 Series 2026-NQM1-M1
(a)(c)
.............................................. 5.72% 2/25/2071 4,923,909
RALI Trust
85,407 Series 2005-QS14-3A3 ................................................ 6.00% 9/25/2035 75,612
115,280 Series 2006-QS10-A4 ................................................. 5.75% 8/25/2036 99,493
1,257,936 Series 2006-QS10-A9 ................................................. 6.50% 8/25/2036 1,126,017
1,342,184 Series 2006-QS4-A10 ................................................. 6.00% 4/25/2036 1,094,472
266,964 Series 2006-QS6-1A15 ................................................ 6.00% 6/25/2036 222,000
1,509 Series 2006-QS6-2A1
(e)
................................................ 6.00% 6/25/2021 0
18,821,083 Series 2007-QH5-AII (1 mo. Term SOFR + 0.57%, 0.46% Floor) .................... 4.22% 6/25/2037 8,109,250
476,904 Series 2007-QS3-A4 .................................................. 6.25% 2/25/2037 397,721
1,669,155 Series 2007-QS9-A33 ................................................. 6.50% 7/25/2037 1,377,272
RAMP Trust
11,500,000 Series 2006-NC1-M2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 14.00% Cap) .......... 4.36% 1/25/2036 10,098,149
RBSGC Mortgage Pass Through Certificates
5,988,854 Series 2005-A-3A .................................................... 6.00% 4/25/2035 1,957,015
Residential Asset Securitization Trust
149,995 Series 2005-A10-A3 .................................................. 5.50% 9/25/2035 59,392
219,303 Series 2005-A11-2A4 ................................................. 6.00% 10/25/2035 84,360
1,613,703 Series 2006-A6-1A1 .................................................. 6.50% 7/25/2036 390,326
109,850 Series 2006-R1-A1 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)
(k)
...... 13.35% 1/25/2046 81,031
Residential Mortgage Loan Trust
4,780,367 Series 2020-1-M1
(a)(c)
.................................................. 3.24% 1/26/2060 4,689,812
RFMSI Trust
30,710 Series 2006-S10-1A2 ................................................. 6.00% 10/25/2036 25,022
335,667 Series 2007-S2-A4 ................................................... 6.00% 2/25/2037 267,913
245,127 Series 2007-S3-1A4 .................................................. 6.00% 3/25/2037 175,454
Santander Mortgage Asset Receivable Trust
3,000,000 Series 2026-NQM1-M1
(a)(c)
.............................................. 5.80% 11/25/2065 2,964,306
Saxon Asset Securities Trust
7,695,758 Series 2005-2-M4 (1 mo. Term SOFR + 1.06%, 0.95% Floor, 11.50% Cap) ............ 4.71% 10/25/2035 5,630,018
Securitized Asset Backed Receivables LLC
13,087,125 Series 2007-BR3-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 100.00% Cap)
(a)
........ 4.08% 4/25/2037 9,114,578
16,303,121 Series 2007-BR3-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor) ................... 3.90% 4/25/2037 11,135,320
11,564,564 Series 2007-BR3-A2B (1 mo. Term SOFR + 0.55%, 0.44% Floor) ................... 4.20% 4/25/2037 7,898,328
2,080,271 Series 2007-BR3-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor) ................... 4.32% 4/25/2037 1,420,740
18,689,028 Series 2007-HE1-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor) ................... 4.08% 12/25/2036 3,791,079
Securitized Mortgage Asset Loan Trust
19,709,191 Series 2015-1-PC
(a)(c)
.................................................. 2.88% 2/25/2054 16,884,856
Sequoia Mortgage Trust
2,567,941 Series 2007-3-2AA1
(c)
................................................. 4.02% 7/20/2037 1,953,428
Soundview Home Equity Loan Trust
5,710,657 Series 2007-OPT4-1A1 (1 mo. Term SOFR + 1.11%, 1.00% Floor) .................. 4.76% 9/25/2037 4,294,476
Starwood Mortgage Residential Trust
5,910,000 Series 2020-1-B1
(a)(c)
.................................................. 3.73% 2/25/2050 5,170,212
Structured Asset Investment Loan Trust
9,354,288 Series 2006-BNC3-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor) ................... 3.94% 9/25/2036 5,745,846
Structured Asset Securities Corp.
550,375 Series 2005-RF1-A (1 mo. Term SOFR + 0.46%, 0.35% Floor)
(a)
.................... 4.11% 3/25/2035 502,554
550,375 Series 2005-RF1-AIO
(a)(c)(j)
.............................................. 0.73% 3/25/2035 505
Tricon Residential Trust
7,200,293 Series 2025-SFR2-A
(a)
................................................. 5.20% 8/17/2044 7,153,217
Velocity Commercial Capital Loan Trust
920,215 Series 2018-1-M1
(a)
................................................... 3.91% 4/25/2048 906,030
503,741 Series 2018-1-M2
(a)
................................................... 4.26% 4/25/2048 489,304
310,595 Series 2018-1-M3
(a)
................................................... 4.41% 4/25/2048 297,251
959,415 Series 2019-1-M1
(a)(c)
.................................................. 3.94% 3/25/2049 895,543
469,387 Series 2019-1-M2
(a)(c)
.................................................. 4.01% 3/25/2049 432,446
408,740 Series 2019-1-M3
(a)(c)
.................................................. 4.12% 3/25/2049 371,170
3,093,738 Series 2025-2-A
(a)(c)
................................................... 5.67% 4/25/2055 3,091,131
3,975,655 Series 2026-2-A
(a)(c)
................................................... 5.45% 5/25/2056 3,982,201

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Verus Securitization Trust
9,566,569 Series 2026-1-A3
(a)(i)
.................................................. 5.22% 1/25/2071 9,505,559
4,000,000 Series 2026-1-M1
(a)(c)
.................................................. 5.67% 1/25/2071 3,947,675
1,396,109 Series 2026-R1-A1
(a)(c)
................................................. 4.83% 10/25/2067 1,379,274
232,686 Series 2026-R1-A2
(a)(i)
................................................. 5.03% 10/25/2067 229,248
465,372 Series 2026-R1-A3
(a)(i)
................................................. 5.19% 10/25/2067 458,511
4,746,148 Series 2026-R3-A1
(a)(c)
................................................. 5.19% 2/27/2068 4,729,141
WaMu Mortgage Pass Through Certificates
3,517,610 Series 2006-AR13-1A (12 Month US Treasury Average + 0.88%, 0.88% Floor) .......... 4.62% 10/25/2046 3,184,459
1,171,149 Series 2006-AR19-2A (12 Month US Treasury Average + 1.25%, 1.25% Floor) .......... 4.99% 1/25/2047 1,065,393
3,486,621 Series 2007-HY7-2A1
(c)
................................................ 3.79% 7/25/2037 3,164,292
Washington Mutual Alternative Mortgage Pass-Through Certificates
60,897 Series 2005-1-2A .................................................... 6.00% 3/25/2035 53,475
310,747 Series 2006-1-3A1 ................................................... 5.75% 2/25/2036 293,589
802,565 Series 2006-2-4CB ................................................... 6.00% 3/25/2036 797,072
6,550,774 Series 2006-8-A5
(i)
................................................... 4.06% 10/25/2036 2,293,758
3,561,966 Series 2006-8-A6
(i)
................................................... 4.06% 10/25/2036 1,248,252
5,765,302 Series 2007-2-1A2 ................................................... 6.00% 4/25/2037 4,847,978
4,043,432 Series 2007-2-1A3 ................................................... 6.00% 4/25/2037 3,400,077
459,446 Series 2007-3-A6 .................................................... 6.00% 4/25/2037 400,360
42,238 Series 2007-5-A11 (-6 x 1 mo. Term SOFR + 38.79%, 0.00% Floor, 39.48% Cap)
(k)
....... 16.90% 6/25/2037 50,377
5,527,727 Series 2007-5-A3 .................................................... 7.00% 6/25/2037 4,670,859
Wells Fargo Alternative Loan Trust
246,596 Series 2007-PA5-1A1 ................................................. 6.25% 11/25/2037 211,315
Wells Fargo Mortgage Backed Securities Trust
4,680 Series 2005-AR14-A6
(c)
................................................ 6.25% 8/25/2035 4,627
350,918 Series 2006-7-2A1 ................................................... 6.00% 6/25/2036 315,409
12,344 Series 2007-7-A1 .................................................... 6.00% 6/25/2037 11,421
Total Non-Agency Residential Collateralized Mortgage Obligations
(Cost $949,896,621) 729,570,740
US CORPORATE BONDS - 15.1%
2,375,000 1261229 BC Ltd. Initial Term Loan
(a)
....................................... 10.00% 4/15/2032 2,407,077
780,000 AAR Escrow Issuer LLC
(a)
.............................................. 6.75% 3/15/2029 797,525
5,002,000 AbbVie, Inc. ........................................................ 4.70% 5/14/2045 4,486,112
1,005,000 Academy Ltd.
(a)
...................................................... 5.88% 5/15/2031 1,005,649
405,000 Acrisure LLC / Acrisure Finance, Inc.
(a)
...................................... 6.00% 8/1/2029 357,171
965,000 Acrisure LLC / Acrisure Finance, Inc.
(a)
...................................... 6.75% 7/1/2032 868,212
1,825,000 Acushnet Co.
(a)
...................................................... 5.63% 12/1/2033 1,819,902
880,000 ADI Escrow Issuer LLC
(a)
............................................... 7.13% 7/15/2034 898,298
480,000 Advance Auto Parts, Inc.
(a)
.............................................. 7.38% 8/1/2033 497,825
1,240,000 Advanced Drainage Systems, Inc.
(a)
....................................... 6.38% 6/15/2030 1,261,452
585,000 Advanced Drainage Systems, Inc.
(a)
....................................... 5.38% 3/1/2034 573,026
2,768,000 AEP Texas, Inc. ..................................................... 5.45% 5/15/2029 2,822,686
1,824,000 AEP Texas, Inc. ..................................................... 5.20% 4/15/2036 1,799,894
770,000 Aethon United BR LP / Aethon United Finance Corp.
(a)
.......................... 7.50% 10/1/2029 801,143
4,910,000 Airbnb, Inc. ........................................................ 5.25% 3/16/2036 4,891,503
5,142,000 Aircastle Ltd. / Aircastle Ireland DAC
(a)
...................................... 5.00% 5/15/2031 5,096,732
604,000 Allegiant Travel Co.
(a)
.................................................. 7.13% 7/1/2031 612,132
2,465,000 Alliant Energy Corp. (5 yr. CMT Rate + 2.08%) ................................ 5.75% 4/1/2056 2,438,488
995,000 Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
(a)
.................... 6.50% 10/1/2031 993,515
1,660,000 Allied Universal Holdco LLC
(a)
............................................ 7.88% 2/15/2031 1,736,226
615,000 Allied Universal Holdco LLC / Allied Universal Finance Corp.
(a)
..................... 6.00% 6/1/2029 612,704
470,000 Amentum Holdings, Inc.
(a)
.............................................. 7.25% 8/1/2032 484,400
2,500,000 Ameren Corp. ....................................................... 5.38% 3/15/2035 2,529,941
600,000 American Axle & Manufacturing, Inc. ....................................... 5.00% 10/1/2029 582,476
510,000 American Axle & Manufacturing, Inc.
(a)
...................................... 6.38% 10/15/2032 508,508
695,000 American Axle & Manufacturing, Inc.
(a)
...................................... 7.75% 10/15/2033 687,037
6,198,000 American Express Co. (5 yr. CMT Rate + 1.15%) .............................. 5.41% 2/8/2041 6,191,089
2,322,000 American Tower Corp. ................................................. 5.55% 7/15/2033 2,383,104
1,705,000 American Tower Corp. ................................................. 3.70% 10/15/2049 1,247,622
6,736,000 Amgen, Inc. ........................................................ 5.75% 3/2/2063 6,536,777
3,508,000 Amphenol Corp. ..................................................... 5.30% 11/15/2055 3,331,391
1,757,000 Antero Midstream Partners LP / Antero Midstream Finance Corp.
(a)
.................. 5.75% 7/1/2034 1,736,091
580,000 Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.
(a)
................... 7.00% 4/15/2030 586,575
510,000 Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
(a)
.................... 5.25% 4/15/2030 492,524

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
575,000 Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
(a)
.................... 9.75% 4/15/2030 620,503
690,000 APLD ComputeCo LLC
(a)
............................................... 9.25% 12/15/2030 744,755
1,235,000 Archrock Partners LP / Archrock Partners Finance Corp.
(a)
........................ 6.63% 9/1/2032 1,260,232
9,815,000 Arizona Public Service Co. .............................................. 5.90% 8/15/2055 9,856,671
4,993,000 Arrow Electronics, Inc. ................................................. 5.88% 4/10/2034 5,140,776
375,000 Arsenal AIC Parent LLC
(a)
.............................................. 8.00% 10/1/2030 391,294
140,000 Artera Services LLC
(a)
................................................. 8.50% 2/15/2031 126,024
2,786,000 Arthur J Gallagher & Co. ............................................... 4.85% 12/15/2029 2,807,402
685,000 Ashton Woods USA LLC / Ashton Woods Finance Co.
(a)
......................... 4.63% 4/1/2030 650,463
395,000 Asurion LLC/ Asurion Co.-Issuer, Inc.
(a)
..................................... 8.00% 12/31/2032 398,307
415,000 Asurion LLC/ Asurion Co.-Issuer, Inc.
(a)
..................................... 8.38% 2/1/2034 384,462
13,650,000 AT&T, Inc. ......................................................... 3.50% 9/15/2053 8,867,839
1,000,000 AthenaHealth Group, Inc.
(a)
............................................. 6.50% 2/15/2030 959,449
2,053,000 Augusta SpinCo Corp. ................................................. 5.25% 3/23/2036 2,055,400
4,525,000 AutoZone, Inc. ...................................................... 5.13% 6/15/2030 4,585,303
3,500,000 Aviation Capital Group LLC
(a)
............................................ 5.38% 7/15/2029 3,542,076
695,000 Azorra Finance Ltd.
(a)
................................................. 7.75% 4/15/2030 721,470
910,000 Azorra Finance Ltd.
(a)
................................................. 7.25% 1/15/2031 935,761
4,137,000 Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc. ..................... 5.00% 6/15/2036 4,047,963
2,459,000 Bank of America Corp. (5 yr. CMT Rate + 2.68%)
(h)
............................. 6.63% 5/1/2030 2,536,370
3,899,000 Bank of America Corp. (SOFR + 1.21%) .................................... 2.57% 10/20/2032 3,471,295
3,750,000 Bank of America Corp. (SOFR + 1.65%) .................................... 5.47% 1/23/2035 3,824,810
4,107,000 Bank of America Corp. (SOFR + 1.70%) .................................... 5.74% 2/12/2036 4,191,904
1,845,000 Bank of America Corp. (SOFR + 1.57%) .................................... 5.49% 4/23/2037 1,838,391
4,128,000 Bank of New York Mellon Corp. (5 yr. CMT Rate + 2.03%)
(h)
....................... 5.63% 3/20/2031 4,122,279
4,196,000 Bank of New York Mellon Corp. (SOFR + 1.23%) .............................. 5.06% 7/22/2032 4,246,834
1,500,000 Bausch + Lomb Corp.
(a)
................................................ 8.38% 10/1/2028 1,543,125
1,142,836 Beach Acquisition Bidco LLC 10.75% PIK
(a)
.................................. 10.00% 7/15/2033 1,298,245
5,178,000 Beacon Point DC LLC
(a)
................................................ 6.13% 11/30/2042 5,224,555
650,000 BioMarin Pharmaceutical, Inc.
(a)
.......................................... 5.50% 2/15/2034 639,010
4,441,000 Black Hills Corp. ..................................................... 6.00% 1/15/2035 4,626,446
3,790,000 Block Financial LLC .................................................. 5.38% 9/15/2032 3,715,435
360,000 Bond US Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
(a)
....... 7.13% 6/15/2033 363,718
1,987,000 Brown & Brown, Inc. .................................................. 6.25% 6/23/2055 2,005,705
1,730,000 Buckeye Partners LP
(a)
................................................ 6.88% 7/1/2029 1,767,053
1,595,000 Builders FirstSource, Inc.
(a)
.............................................. 6.38% 3/1/2034 1,614,387
615,000 Builders FirstSource, Inc.
(a)
.............................................. 6.75% 5/15/2035 627,805
5,032,000 Bunge Ltd. Finance Corp. .............................................. 4.65% 9/17/2034 4,859,790
5,547,000 Burlington Northern Santa Fe LLC ........................................ 5.20% 4/15/2054 5,167,007
405,000 CACI International, Inc.
(a)
............................................... 6.38% 6/15/2033 411,002
4,702,000 Cardinal Health, Inc. .................................................. 4.60% 3/15/2043 4,114,770
662,000 Cardinal Health, Inc. .................................................. 4.50% 11/15/2044 562,733
1,646,000 Carnival Corp.
(a)
..................................................... 5.13% 5/1/2029 1,644,243
1,840,000 Carnival Corp.
(a)
..................................................... 5.75% 8/1/2032 1,860,272
1,625,000 Carnival Corp.
(a)
..................................................... 6.13% 2/15/2033 1,645,467
870,000 Caturus Energy LLC
(a)
................................................. 7.13% 5/15/2031 861,849
364,000 CCO Holdings LLC / CCO Holdings Capital Corp.
(a)
............................. 5.13% 5/1/2027 363,450
1,860,000 CCO Holdings LLC / CCO Holdings Capital Corp.
(a)
............................. 4.75% 3/1/2030 1,764,528
1,600,000 CCO Holdings LLC / CCO Holdings Capital Corp.
(a)
............................. 4.75% 2/1/2032 1,428,235
235,000 CCO Holdings LLC / CCO Holdings Capital Corp.
(a)
............................. 7.38% 2/1/2036 230,744
590,000 Celanese US Holdings LLC ............................................. 6.50% 4/15/2030 601,691
590,000 Celanese US Holdings LLC ............................................. 6.75% 4/15/2033 601,346
1,020,000 Centene Corp. ...................................................... 4.63% 12/15/2029 989,998
2,549,000 Charles Schwab Corp. (SOFR + 0.78%) .................................... 4.74% 5/21/2030 2,554,336
2,560,000 Charles Schwab Corp. (SOFR + 1.23%) .................................... 4.91% 11/14/2036 2,498,863
245,000 Chemours Co.
(a)
..................................................... 7.88% 3/15/2034 246,412
2,976,000 Cheniere Energy Partners LP
(a)
........................................... 6.05% 11/30/2056 3,008,211
4,761,000 Cheniere Energy, Inc. ................................................. 4.63% 10/15/2028 4,750,506
4,791,000 Cheniere Energy, Inc. ................................................. 5.65% 4/15/2034 4,918,641
419,000 Cheniere Energy, Inc.
(a)
................................................ 6.00% 7/30/2056 419,139
455,000 Chord Energy Corp.
(a)
................................................. 6.00% 10/1/2030 457,163
700,000 Chord Energy Corp.
(a)
................................................. 6.75% 3/15/2033 710,732
1,058,000 Chpe LLC
(a)
........................................................ 5.10% 6/30/2033 1,055,523
830,000 CHS/Community Health Systems, Inc.
(a)
.................................... 6.00% 1/15/2029 822,264
455,000 CHS/Community Health Systems, Inc.
(a)
.................................... 6.88% 4/15/2029 447,896
331,000 CHS/Community Health Systems, Inc.
(a)
.................................... 4.75% 2/15/2031 304,738
980,000 Cipher Compute LLC
(a)
................................................ 7.13% 11/15/2030 1,019,957
1,947,000 Citigroup, Inc. (SOFR + 1.28%) .......................................... 3.07% 2/24/2028 1,928,836
2,452,000 Citigroup, Inc. (5 yr. CMT Rate + 2.89%)
(h)
................................... 6.88% 8/15/2030 2,512,498
4,065,000 Citigroup, Inc. (SOFR + 1.46%) .......................................... 4.95% 5/7/2031 4,079,308

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
2,868,000 Citigroup, Inc. (SOFR + 1.17%) .......................................... 4.50% 9/11/2031 2,831,305
2,322,000 Citigroup, Inc. (SOFR + 2.66%) .......................................... 6.17% 5/25/2034 2,423,835
1,245,000 Clarios Global LP / Clarios US Finance Co.
(a)
................................. 6.75% 5/15/2028 1,264,148
1,685,000 Clarios Global LP / Clarios US Finance Co.
(a)
................................. 6.75% 2/15/2030 1,737,227
1,330,000 Clarios Global LP / Clarios US Finance Co.
(a)
................................. 6.75% 9/15/2032 1,359,160
495,000 Clear Channel Outdoor Holdings, Inc.
(a)
..................................... 7.50% 6/1/2029 495,584
810,000 Clear Channel Outdoor Holdings, Inc.
(a)
..................................... 7.13% 2/15/2031 839,188
825,000 Cleveland-Cliffs, Inc.
(a)
................................................. 6.88% 11/1/2029 832,808
780,000 Cloud Software Group, Inc.
(a)
............................................ 6.50% 3/31/2029 757,397
680,000 Cloud Software Group, Inc.
(a)
............................................ 9.00% 9/30/2029 660,546
415,000 Cloud Software Group, Inc.
(a)
............................................ 6.63% 8/15/2033 360,132
890,000 Clydesdale Acquisition Holdings, Inc.
(a)
..................................... 6.75% 4/15/2032 864,502
2,368,000 CMS Energy Corp. (5 yr. CMT Rate + 1.96%) ................................. 6.50% 6/1/2055 2,426,073
2,584,000 CNH Industrial Capital LLC ............................................. 4.38% 3/7/2031 2,529,721
1,185,000 CNX Midstream Partners LP
(a)
........................................... 4.75% 4/15/2030 1,130,238
640,000 CNX Resources Corp.
(a)
................................................ 5.88% 3/1/2034 623,166
2,855,000 Colonial Enterprises, Inc.
(a)
.............................................. 5.63% 11/15/2035 2,858,777
1,475,000 Columbus McKinnon Corp./NY
(a)
.......................................... 7.13% 2/1/2033 1,479,320
4,626,000 Commonwealth Edison Co. ............................................. 5.95% 6/1/2055 4,715,563
4,079,000 Constellation Energy Generation LLC ...................................... 4.40% 1/15/2031 4,011,237
965,000 CoreWeave, Inc.
(a)
.................................................... 9.25% 6/1/2030 971,977
640,000 Cougar JV Subsidiary LLC
(a)
............................................. 8.00% 5/15/2032 671,271
1,855,000 CQP Holdco LP / BIP-V Chinook Holdco LLC
(a)
................................ 5.50% 6/15/2031 1,821,489
250,000 Crescent Energy Finance LLC
(a)
.......................................... 7.88% 4/15/2032 253,293
5,650,000 CRH SMW Finance DAC ............................................... 5.13% 1/9/2030 5,726,932
2,500,000 Crown Castle, Inc. .................................................... 5.10% 5/1/2033 2,480,193
6,332,000 CSX Corp. ......................................................... 3.80% 11/1/2046 4,943,392
2,615,000 CTR Partnership LP / CareTrust Capital Corp.
(a)
............................... 3.88% 6/30/2028 2,549,874
2,409,000 CVS Health Corp. (5 yr. CMT Rate + 2.52%) ................................. 6.75% 12/10/2054 2,510,792
1,785,000 Dcli Bidco LLC
(a)
..................................................... 7.75% 11/15/2029 1,847,238
685,000 Dealer Tire Financial LLC
(a)
............................................. 10.38% 10/1/2031 682,942
1,097,000 Dealer Tire LLC / DT Issuer LLC
(a)
......................................... 8.00% 2/1/2028 1,100,003
4,042,000 Dell International LLC / EMC Corp. ........................................ 5.00% 2/15/2034 3,990,975
2,179,000 Dell, Inc. .......................................................... 6.50% 4/15/2038 2,342,581
1,139,400 Dexko Global, Inc.
(a)
.................................................. 7.50% 4/15/2032 941,141
1,470,000 Directv Financing LLC
(a)
................................................ 8.88% 2/1/2030 1,497,920
69,000 Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
(a)
...................... 5.88% 8/15/2027 68,941
1,375,000 Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
(a)
...................... 9.25% 6/1/2032 1,398,067
980,000 Discovery Global Holdings, Inc. .......................................... 4.05% 3/15/2029 970,847
415,000 Discovery Global Holdings, Inc. .......................................... 4.28% 3/15/2032 372,658
715,000 Discovery Global Holdings, Inc. .......................................... 5.05% 3/15/2042 524,681
1,880,000 DISH DBS Corp.
(a)(f)
................................................... 5.75% 12/1/2028 1,822,745
1,365,000 DISH DBS Corp.
(f)
.................................................... 5.13% 6/1/2029 1,229,544
4,136,000 DTE Energy Co. (5 yr. CMT Rate + 1.81%) .................................. 6.20% 7/1/2058 4,172,240
6,104,000 Duke Energy Corp. ................................................... 3.95% 8/15/2047 4,664,557
1,625,000 Duke Energy Corp. ................................................... 5.00% 8/15/2052 1,415,089
3,446,000 Duke Energy Corp. ................................................... 5.80% 6/15/2054 3,361,147
5,405,000 Eastern Energy Gas Holdings LLC ........................................ 5.65% 10/15/2054 5,176,170
3,873,000 Eaton Corp. ........................................................ 4.80% 3/6/2036 3,801,355
5,191,000 Eli Lilly & Co. ....................................................... 5.60% 5/20/2056 5,217,363
705,000 Ellucian Holdings, Inc.
(a)
................................................ 6.50% 12/1/2029 683,253
1,310,000 EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
(a)
.............................. 6.63% 12/15/2030 1,340,895
1,040,000 Encompass Health Corp.
(a)
.............................................. 5.88% 6/1/2034 1,038,570
755,000 Energizer Holdings, Inc.
(a)
.............................................. 6.00% 9/15/2033 727,372
4,917,000 Energy Transfer LP (5 yr. CMT Rate + 5.31%)
(h)
............................... 7.13% 5/15/2030 5,075,942
2,500,000 Energy Transfer LP ................................................... 5.75% 2/15/2033 2,589,476
4,806,000 Entergy Corp. (5 yr. CMT Rate + 2.67%) .................................... 7.13% 12/1/2054 4,971,182
4,732,000 Enterprise Products Operating LLC ........................................ 5.55% 2/16/2055 4,587,622
2,475,000 Equinix Europe 2 Financing Corp. LLC ..................................... 4.60% 11/15/2030 2,447,008
5,084,000 ERAC USA Finance LLC
(a)
.............................................. 5.25% 4/30/2036 5,074,473
6,592,000 Essential Properties LP ................................................ 5.40% 12/1/2035 6,528,666
2,127,000 Essential Properties LP ................................................ 5.38% 7/15/2036 2,099,512
2,048,000 Essential Utilities, Inc. ................................................. 5.13% 3/15/2036 2,019,685
4,847,000 Evergy Kansas Central, Inc. ............................................. 5.70% 3/15/2053 4,843,479
2,425,000 Expand Energy Corp. ................................................. 4.75% 2/1/2032 2,364,240
4,852,000 Expedia Group, Inc. .................................................. 3.80% 2/15/2028 4,791,721
4,692,000 Extra Space Storage LP ............................................... 5.40% 2/1/2034 4,743,749
490,000 Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
(a)
................ 6.75% 1/15/2030 480,884
5,949,000 First Industrial LP .................................................... 5.25% 1/15/2031 5,989,574
650,000 Flash Compute LLC
(a)
................................................. 7.25% 12/31/2030 669,157

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
2,472,000 Flex Ltd. .......................................................... 5.38% 11/13/2035 2,438,425
255,000 FMC Corp.
(a)
........................................................ 8.00% 6/1/2031 265,580
2,496,000 Ford Motor Credit Co. LLC .............................................. 6.05% 3/5/2031 2,534,416
740,000 Freedom Mortgage Holdings LLC
(a)
........................................ 8.38% 4/1/2032 753,266
480,000 Full House Resorts, Inc.
(a)
.............................................. 8.25% 2/15/2028 470,400
2,915,000 Gabx Leasing LLC
(a)
.................................................. 4.63% 4/15/2031 2,875,473
825,000 Gates Corp./DE
(a)
.................................................... 6.88% 7/1/2029 844,823
2,061,000 GATX Corp. ........................................................ 5.20% 3/15/2044 1,924,328
4,760,000 GE HealthCare Technologies, Inc. ......................................... 4.80% 1/15/2031 4,766,808
1,601,000 GE Vernova, Inc. .................................................... 5.50% 2/4/2056 1,554,134
5,027,000 General Motors Financial Co., Inc. ........................................ 4.60% 1/8/2031 4,959,613
2,929,000 General Motors Financial Co., Inc. ........................................ 5.10% 9/15/2031 2,935,314
2,420,000 Genesee & Wyoming, Inc.
(a)
............................................. 6.25% 4/15/2032 2,457,708
835,000 Genting New York LLC / GENNY Capital, Inc.
(a)
............................... 7.25% 10/1/2029 859,369
1,075,000 Getty Images, Inc.
(a)
.................................................. 10.50% 11/15/2030 897,199
1,855,000 GFL Environmental Holdings US, Inc.
(a)
..................................... 5.50% 2/1/2034 1,816,673
735,000 Goat Holdco LLC
(a)
................................................... 6.75% 2/1/2032 753,851
2,258,000 Goldman Sachs Group, Inc. (5 yr. CMT Rate + 2.46%)
(h)
......................... 6.85% 2/10/2030 2,322,700
4,967,000 Goldman Sachs Group, Inc. (SOFR + 1.06%) ................................. 4.37% 10/21/2031 4,858,951
756,000 Goldman Sachs Group, Inc. (SOFR + 0.96%) ................................. 4.52% 1/21/2032 741,884
4,535,000 Goldman Sachs Group, Inc. (SOFR + 1.55%) ................................. 5.33% 7/23/2035 4,551,978
605,000 Goodyear Tire & Rubber Co. ............................................ 5.25% 7/15/2031 538,818
350,000 GrafTech Finance, Inc.
(a)
............................................... 4.63% 12/23/2029 224,186
1,870,000 Graham Holdings Co.
(a)
................................................ 5.63% 12/1/2033 1,858,931
565,000 Gray Media, Inc.
(a)
.................................................... 9.63% 7/15/2032 545,807
965,000 Gray Media, Inc.
(a)
.................................................... 7.25% 8/15/2033 951,053
2,005,000 Griffon Corp. ....................................................... 5.75% 3/1/2028 2,006,472
695,000 Group 1 Automotive, Inc.
(a)
.............................................. 4.00% 8/15/2028 677,175
820,000 Group 1 Automotive, Inc.
(a)
.............................................. 6.38% 1/15/2030 830,813
5,200,000 Guardian Life Global Funding
(a)
........................................... 4.33% 10/6/2030 5,120,144
1,225,000 Gulfport Energy Operating Corp.
(a)
........................................ 6.75% 9/1/2029 1,250,923
1,205,000 Harvest Midstream I LP
(a)
............................................... 7.50% 5/15/2032 1,248,763
820,000 Harvest Midstream I LP
(a)
............................................... 6.75% 5/15/2034 832,070
625,000 Herc Holdings, Inc.
(a)
.................................................. 7.00% 6/15/2030 647,658
415,000 Herc Holdings, Inc.
(a)
.................................................. 5.75% 3/15/2031 414,799
415,000 Herc Holdings, Inc.
(a)
.................................................. 6.00% 3/15/2034 412,670
980,000 Hightower Holding LLC
(a)
............................................... 6.75% 4/15/2029 980,947
1,220,000 Hilcorp Energy I LP / Hilcorp Finance Co.
(a)
.................................. 7.25% 2/15/2035 1,201,965
1,215,000 Hilton Domestic Operating Co., Inc.
(a)
...................................... 5.75% 9/15/2033 1,220,154
4,220,000 Honeywell Aerospace, Inc.
(a)
............................................. 4.95% 3/16/2036 4,157,146
2,875,000 Hubbell, Inc. ........................................................ 4.90% 6/15/2033 2,854,269
2,992,000 Huntington Bancshares, Inc./OH (5 yr. CMT Rate + 1.17%) ....................... 2.49% 8/15/2036 2,582,320
9,242,000 Hyundai Capital America
(a)
.............................................. 5.30% 1/8/2029 9,351,429
590,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp. .......................... 5.25% 5/15/2027 583,462
255,000 iHeartCommunications, Inc.
(a)
............................................ 9.13% 5/1/2029 247,651
4,008,000 Illumina, Inc. ........................................................ 4.75% 12/12/2030 3,984,660
495,000 Industrial F&B Investments III, Inc.
(a)
....................................... 7.75% 2/11/2033 504,803
1,215,000 Installed Building Products, Inc.
(a)
......................................... 5.63% 2/1/2034 1,209,042
2,560,000 Intel Corp. ......................................................... 5.30% 5/15/2036 2,548,366
690,000 ION Platform Finance US, Inc.
(a)
.......................................... 7.88% 9/30/2032 500,799
1,650,000 ION Platform Finance US, Inc. / ION Platform Finance Sarl
(a)
...................... 5.00% 5/1/2028 1,517,296
780,000 IQVIA, Inc.
(a)
........................................................ 6.25% 6/1/2032 793,984
1,030,000 Iron Mountain, Inc.
(a)
.................................................. 7.00% 2/15/2029 1,050,054
2,072,000 Jabil, Inc. .......................................................... 4.75% 2/1/2033 2,023,439
8,375,000 Jacobs Solutions, Inc. ................................................. 5.38% 3/3/2036 8,240,269
1,575,000 JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
(a)
.......... 5.63% 3/10/2037 1,569,417
5,149,000 JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings ........... 6.25% 3/1/2056 5,050,110
365,000 JetBlue Airways Corp. / JetBlue Loyalty LP
(a)
................................. 9.88% 9/20/2031 331,080
4,089,000 JPMorgan Chase & Co. (SOFR + 1.01%) .................................... 5.14% 1/24/2031 4,135,648
2,482,000 JPMorgan Chase & Co. (SOFR + 0.93%) .................................... 4.26% 10/22/2031 2,427,052
5,228,000 JPMorgan Chase & Co. (SOFR + 0.99%) .................................... 4.62% 4/23/2032 5,168,819
9,071,000 JPMorgan Chase & Co. (SOFR + 1.46%) .................................... 5.29% 7/22/2035 9,168,878
3,079,000 JPMorgan Chase & Co. (SOFR + 1.64%) .................................... 5.58% 7/23/2036 3,127,070
525,000 K Hovnanian Enterprises, Inc.
(a)
.......................................... 8.00% 4/1/2031 542,077
2,016,000 Kennametal, Inc. ..................................................... 5.80% 5/28/2036 2,037,811
1,983,000 Kentucky Utilities Co. ................................................. 5.85% 8/15/2055 1,992,646
2,248,000 Kinder Morgan Energy Partners LP ........................................ 6.95% 1/15/2038 2,515,359
345,000 Kodiak Gas Services LLC
(a)
............................................. 6.50% 10/1/2033 349,909
345,000 Kodiak Gas Services LLC
(a)
............................................. 6.75% 10/1/2035 354,134
8,890,000 Kyndryl Holdings, Inc. ................................................. 4.10% 10/15/2041 6,299,826

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
1,845,000 Lamar Media Corp.
(a)
.................................................. 5.38% 11/1/2033 1,809,612
2,861,000 Las Vegas Sands Corp. ................................................ 5.65% 5/18/2033 2,862,030
350,000 LBM Acquisition LLC
(a)
................................................. 9.50% 6/15/2031 312,098
72,000 Level 3 Financing, Inc.
(a)
............................................... 3.75% 7/15/2029 69,750
1,155,000 Level 3 Financing, Inc.
(a)
............................................... 6.88% 6/30/2033 1,187,404
590,000 LFS Topco LLC
(a)
.................................................... 8.75% 7/15/2030 593,103
4,238,000 Liberty Mutual Group, Inc.
(a)
............................................. 5.25% 5/1/2036 4,190,644
4,166,000 Liberty Utilities Co.
(a)
.................................................. 5.10% 5/15/2031 4,157,161
2,415,000 Life Time, Inc.
(a)
..................................................... 6.00% 11/15/2031 2,453,670
575,000 LifePoint Health, Inc.
(a)
................................................. 10.00% 6/1/2032 574,748
465,000 LifePoint Health, Inc.
(a)
................................................. 7.00% 5/1/2034 446,022
625,000 Light & Wonder International, Inc.
(a)
........................................ 7.25% 11/15/2029 636,632
1,402,000 Light & Wonder International, Inc.
(a)
........................................ 6.25% 10/1/2033 1,395,004
805,000 Lindblad Expeditions LLC
(a)
............................................. 7.00% 9/15/2030 832,806
4,746,000 Lockheed Martin Corp. ................................................ 5.00% 8/15/2035 4,768,597
2,786,000 Lowe's Cos., Inc. .................................................... 5.63% 4/15/2053 2,685,141
1,235,000 M/I Homes, Inc. ..................................................... 4.95% 2/1/2028 1,230,138
2,425,000 Madison IAQ LLC
(a)
................................................... 5.88% 6/30/2029 2,427,718
4,851,000 Marriott International, Inc./MD ............................................ 4.50% 10/15/2031 4,788,769
4,681,000 Marriott International, Inc./MD ............................................ 5.30% 5/15/2034 4,728,948
5,244,000 Mars, Inc.
(a)
........................................................ 5.70% 5/1/2055 5,169,861
2,484,000 Marsh & McLennan Cos., Inc. ............................................ 4.95% 3/15/2036 2,443,365
4,118,000 Marvell Technology, Inc. ................................................ 5.30% 4/15/2036 4,099,049
4,713,000 MasTec, Inc. ........................................................ 5.90% 6/15/2029 4,850,755
1,040,000 Matador Resources Co.
(a)
............................................... 6.50% 4/15/2032 1,046,230
785,000 Matador Resources Co.
(a)
............................................... 6.00% 4/15/2034 765,786
1,330,000 Match Group Holdings II LLC
(a)
........................................... 5.00% 12/15/2027 1,326,201
255,000 McAfee Corp.
(a)
...................................................... 7.38% 2/15/2030 216,895
5,373,000 McDonald's Corp. .................................................... 4.45% 3/1/2047 4,540,064
685,000 McGraw-Hill Education, Inc.
(a)
............................................ 5.75% 8/1/2028 682,595
720,000 McGraw-Hill Education, Inc.
(a)
............................................ 7.38% 9/1/2031 732,301
6,376,000 Medline Borrower LP
(a)
................................................. 5.25% 10/1/2029 6,340,257
2,543,000 Medline Borrower LP/Medline Co.-Issuer, Inc.
(a)
............................... 5.25% 6/15/2033 2,529,442
6,002,000 Merck & Co., Inc. .................................................... 5.70% 9/15/2055 6,043,384
970,000 Meridian Arc Holdco LLC
(a)
.............................................. 6.25% 4/30/2031 972,808
2,000,000 Michaels Cos., Inc.
(a)
.................................................. 8.50% 3/15/2033 1,982,169
1,238,000 Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
(a)
.................. 4.88% 5/1/2029 1,205,851
1,300,000 Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC
(a)
..................... 6.75% 4/1/2032 1,289,625
5,157,000 Molex Electronic Technologies LLC
(a)
....................................... 5.25% 4/30/2032 5,248,362
2,512,000 Morgan Stanley (SOFR + 0.80%) ......................................... 4.24% 1/9/2030 2,479,499
2,462,000 Morgan Stanley (SOFR + 1.07%) ......................................... 4.36% 10/22/2031 2,407,738
2,884,000 Morgan Stanley (SOFR + 1.18%) ......................................... 5.07% 1/30/2037 2,821,404
2,376,000 Morgan Stanley (5 yr. CMT Rate + 2.43%) ................................... 5.95% 1/19/2038 2,445,575
4,581,000 Morgan Stanley (5 yr. CMT Rate + 1.80%) ................................... 5.94% 2/7/2039 4,725,804
3,872,000 Motorola Solutions, Inc. ................................................ 5.20% 8/15/2032 3,908,491
2,560,000 MPLX LP .......................................................... 5.30% 4/1/2036 2,524,803
590,000 Nabors Industries, Inc.
(a)
............................................... 9.13% 1/31/2030 616,927
850,000 Nabors Industries, Inc.
(a)
............................................... 7.63% 11/15/2032 870,237
2,891,000 National Fuel Gas Co. ................................................. 5.05% 10/15/2031 2,878,939
1,982,000 National Fuel Gas Co. ................................................. 5.95% 3/15/2035 2,043,972
335,000 Navient Corp. ....................................................... 5.00% 3/15/2027 332,567
350,000 Navient Corp. ....................................................... 7.88% 6/15/2032 328,008
330,000 NCL Corp. Ltd.
(a)
..................................................... 5.88% 1/15/2031 320,520
590,000 NCL Corp. Ltd.
(a)
..................................................... 6.25% 9/15/2033 573,340
825,000 Neptune Bidco US, Inc.
(a)
............................................... 10.38% 5/15/2031 855,711
2,130,000 New York Life Insurance Co.
(a)
........................................... 6.75% 11/15/2039 2,366,477
735,000 Newell Brands, Inc. ................................................... 6.38% 5/15/2030 745,490
960,000 Nexstar Media, Inc.
(a)
.................................................. 6.50% 9/15/2033 960,578
400,000 Nexstar Media, Inc.
(a)
.................................................. 7.25% 4/15/2034 399,378
2,392,000 NextEra Energy Capital Holdings, Inc. (5 yr. CMT Rate + 2.46%) ................... 6.75% 6/15/2054 2,492,184
2,582,000 NextEra Energy Capital Holdings, Inc. ...................................... 5.90% 3/15/2055 2,557,940
345,000 NGL Energy Operating LLC / NGL Energy Finance Corp.
(a)
....................... 8.13% 2/15/2029 357,293
5,499,000 NGPL PipeCo LLC
(a)
.................................................. 3.25% 7/15/2031 5,064,056
2,126,000 NGPL PipeCo LLC
(a)
.................................................. 5.60% 8/15/2036 2,115,078
4,711,000 NiSource, Inc. ....................................................... 5.35% 4/1/2034 4,803,156
2,339,000 NiSource, Inc. (5 yr. CMT Rate + 2.45%) .................................... 6.95% 11/30/2054 2,421,115
4,071,000 NiSource, Inc. ....................................................... 5.85% 4/1/2055 4,039,695
600,000 Nissan Motor Acceptance Co. LLC
(a)
....................................... 5.63% 9/29/2028 599,044
3,227,000 Northrop Grumman Corp. .............................................. 4.03% 10/15/2047 2,572,061
4,882,000 Northrop Grumman Corp. .............................................. 5.20% 6/1/2054 4,558,835

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
490,000 Novelis Corp.
(a)
...................................................... 6.88% 1/30/2030 502,683
745,000 NRG Energy, Inc.
(a)
................................................... 6.00% 2/1/2033 749,265
265,000 NRG Energy, Inc.
(a)
................................................... 5.75% 1/15/2034 263,070
500,000 NRG Energy, Inc.
(a)
................................................... 6.13% 5/15/2036 500,447
830,000 OAK-Eagle Acquireco, Inc.
(a)
............................................. 7.25% 7/1/2033 868,721
465,000 OAK-Eagle Acquireco, Inc.
(a)
............................................. 8.75% 7/1/2034 493,794
415,000 Olin Corp.
(a)
........................................................ 6.63% 4/1/2033 410,297
600,000 Olympus Water US Holding Corp.
(a)
........................................ 6.75% 8/1/2032 586,679
710,000 Olympus Water US Holding Corp.
(a)
........................................ 7.25% 2/15/2033 702,703
2,641,000 Omega Healthcare Investors, Inc. ......................................... 3.38% 2/1/2031 2,452,800
2,822,000 Omega Healthcare Investors, Inc. ......................................... 3.25% 4/15/2033 2,511,080
565,000 OneMain Finance Corp. ................................................ 7.50% 5/15/2031 584,057
845,000 OneMain Finance Corp. ................................................ 6.50% 3/15/2033 832,170
2,791,000 ONEOK, Inc. ....................................................... 5.70% 11/1/2054 2,593,329
2,429,000 O'Reilly Automotive, Inc. ............................................... 5.00% 8/19/2034 2,405,228
1,220,000 Outfront Media Capital LLC / Outfront Media Capital Corp.
(a)
...................... 7.38% 2/15/2031 1,272,495
1,035,000 Panther Escrow Issuer LLC
(a)
............................................ 7.13% 6/1/2031 1,032,316
1,000,000 Par Petroleum LLC
(a)
.................................................. 7.38% 6/1/2034 1,012,539
925,000 Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
(a)
... 7.00% 2/1/2030 947,651
405,000 PBF Holding Co. LLC / PBF Finance Corp.
(a)
................................. 7.25% 6/1/2034 401,209
635,000 Penn Entertainment, Inc.
(a)
.............................................. 6.75% 4/1/2031 638,698
690,000 PennyMac Financial Services, Inc.
(a)
....................................... 4.25% 2/15/2029 659,253
775,000 PennyMac Financial Services, Inc.
(a)
....................................... 7.88% 12/15/2029 806,464
420,000 PennyMac Financial Services, Inc.
(a)
....................................... 6.88% 5/15/2032 411,386
4,803,000 Penske Truck Leasing Co. LP / PTL Finance Corp.
(a)
............................ 5.25% 2/1/2030 4,862,474
485,000 Performance Food Group, Inc.
(a)
.......................................... 5.63% 3/1/2034 476,360
2,376,000 Permian Resources Operating LLC
(a)
....................................... 6.25% 2/1/2033 2,427,421
1,815,000 PetSmart LLC / PetSmart Finance Corp.
(a)
................................... 7.50% 9/15/2032 1,816,702
595,000 PetSmart LLC / PetSmart Finance Corp.
(a)
................................... 10.00% 9/15/2033 596,370
4,214,000 Philip Morris International, Inc. ........................................... 5.25% 2/13/2034 4,284,383
4,151,000 Philip Morris International, Inc. ........................................... 4.88% 4/29/2036 4,065,302
3,624,000 Phillips Edison Grocery Center Operating Partnership I LP ........................ 5.75% 7/15/2034 3,744,435
1,601,000 PNC Financial Services Group, Inc. (SOFR + 1.42%) ........................... 5.37% 7/21/2036 1,616,550
2,090,000 PNC Financial Services Group, Inc. (5 yr. CMT Rate + 1.17%) ..................... 5.42% 1/25/2041 2,054,520
615,000 PODS LLC
(a)
........................................................ 8.75% 5/15/2031 602,437
980,000 Post Holdings, Inc.
(a)
.................................................. 6.38% 3/1/2033 972,949
85,000 Post Holdings, Inc.
(a)
.................................................. 6.25% 10/15/2034 83,564
810,000 PR RNO Property Owner 1 LLC
(a)
......................................... 6.50% 5/1/2031 809,390
195,000 Prestige Brands, Inc. .................................................. 6.25% 7/15/2034 195,000
785,000 Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
(a)
........................ 6.25% 4/1/2029 788,439
4,978,000 Progressive Corp. .................................................... 5.15% 3/26/2036 4,978,317
1,596,000 PSEG Power LLC
(a)
................................................... 5.20% 5/15/2030 1,614,528
455,000 Qnity Electronics, Inc.
(a)
................................................ 6.25% 8/15/2033 463,502
2,786,000 Qorvo, Inc.
(a)
........................................................ 3.38% 4/1/2031 2,551,343
6,326,000 QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC
(a)
................. 5.70% 4/15/2036 6,017,017
4,681,000 Quest Diagnostics, Inc. ................................................ 5.00% 12/15/2034 4,650,976
1,115,000 Quikrete Holdings, Inc.
(a)
............................................... 6.75% 3/1/2033 1,137,170
800,000 QXO Building Products, Inc.
(a)
............................................ 6.50% 7/15/2031 815,781
715,000 QXO Building Products, Inc.
(a)
............................................ 6.75% 4/30/2032 738,726
800,000 QXO Building Products, Inc.
(a)
............................................ 6.88% 7/15/2034 821,740
210,000 Radiate Holdco LLC / Radiate Finance, Inc.
(a)
................................. 4.50% 9/15/2026 207,900
380,685 Radiology Partners, Inc. (9.78% PIK)
(a)
..................................... 9.78% 2/15/2030 378,306
615,000 Radiology Partners, Inc.
(a)
.............................................. 8.50% 7/15/2032 642,582
4,734,000 Rentokil Terminix Funding LLC
(a)
.......................................... 5.00% 4/28/2030 4,749,901
960,000 RHP Hotel Properties LP / RHP Finance Corp.
(a)
............................... 6.50% 6/15/2033 985,570
780,000 RHP Hotel Properties LP / RHP Finance Corp.
(a)
............................... 5.75% 3/15/2034 773,216
2,100,000 Rio Grande LNG LLC
(a)
................................................ 5.25% 6/30/2031 2,100,188
852,000 Rio Grande LNG LLC
(a)
................................................ 6.15% 6/30/2041 852,633
615,000 Rivers Enterprise Borrower LLC
(a)
......................................... 6.25% 10/15/2030 623,036
1,930,000 Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.
(a)
................. 6.63% 2/1/2033 1,960,015
575,000 Rocket Cos., Inc.
(a)
................................................... 6.13% 8/1/2030 585,147
575,000 Rocket Cos., Inc.
(a)
................................................... 6.38% 8/1/2033 585,473
130,000 Rocket Cos., Inc.
(a)
................................................... 6.50% 6/15/2034 133,501
5,063,000 Rollins, Inc. ........................................................ 5.25% 2/24/2035 5,058,374
1,447,000 Roper Technologies, Inc. ............................................... 4.25% 9/15/2028 1,436,444
2,416,000 Royal Caribbean Cruises Ltd.
(a)
........................................... 5.38% 7/15/2027 2,421,460
2,080,000 Royal Caribbean Cruises Ltd. ............................................ 5.38% 1/15/2036 2,065,730
2,951,000 Royalty Pharma PLC .................................................. 5.95% 9/25/2055 2,943,395
2,788,000 Sabra Health Care LP ................................................. 3.20% 12/1/2031 2,528,999
400,000 Sabre Financial Borrower LLC
(a)
.......................................... 11.13% 6/15/2029 422,516

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
229,000 Sabre GLBL, Inc.
(a)
................................................... 10.75% 11/15/2029 220,194
340,000 Sabre GLBL, Inc.
(a)
................................................... 10.75% 3/15/2030 324,608
829,000 Santander Holdings USA, Inc. (SOFR + 1.10%) ............................... 5.04% 6/5/2030 828,934
1,005,000 SE Cosmos LLC
(a)
.................................................... 8.88% 5/1/2031 1,034,042
635,000 Select Medical Corp.
(a)
................................................. 6.25% 12/1/2032 617,283
2,500,000 Sempra ........................................................... 5.50% 8/1/2033 2,571,301
780,000 Service Properties Trust
(a)
.............................................. 0.00% 9/30/2027 724,200
550,000 Service Properties Trust ................................................ 8.88% 6/15/2032 566,640
720,000 SM Energy Co.
(a)
..................................................... 7.00% 8/1/2032 727,115
1,170,000 Solstice Advanced Materials, Inc.
(a)
........................................ 5.63% 9/30/2033 1,163,333
4,976,000 Solventum Corp. ..................................................... 5.60% 3/23/2034 5,094,607
1,320,000 Sonoco Products Co. ................................................. 4.60% 9/1/2029 1,312,350
495,000 Sotheby's
(a)
........................................................ 8.25% 4/15/2031 492,813
3,267,000 Southern Co. (5 yr. CMT Rate + 2.07%) ..................................... 6.38% 3/15/2055 3,363,818
5,204,000 Space Exploration Technologies Corp.
(a)
.................................... 5.88% 7/15/2036 5,138,085
2,014,000 Spirit AeroSystems, Inc. ................................................ 4.60% 6/15/2028 2,008,706
625,000 Standard Building Solutions, Inc.
(a)
........................................ 6.50% 8/15/2032 629,184
830,000 Standard Building Solutions, Inc.
(a)
........................................ 5.88% 3/15/2034 800,620
1,150,000 Staples, Inc.
(a)
....................................................... 10.75% 9/1/2029 1,097,972
255,000 Star Leasing Co. LLC
(a)
................................................ 7.63% 2/15/2030 252,185
1,015,000 Starwood Property Trust, Inc.
(a)
........................................... 5.25% 10/15/2028 1,010,964
850,000 Starwood Property Trust, Inc.
(a)
........................................... 7.25% 4/1/2029 878,665
405,000 Starwood Property Trust, Inc.
(a)
........................................... 6.00% 4/15/2030 406,722
170,000 Starz Capital Holdings LLC
(a)
............................................ 5.50% 4/15/2029 154,551
625,000 Station Casinos LLC
(a)
................................................. 6.63% 3/15/2032 635,066
620,000 Stingray Compute LLC
(a)
............................................... 6.00% 6/15/2031 621,998
870,000 Store Capital LLC .................................................... 4.95% 2/11/2031 859,209
995,000 SV RNO Property Owner 1 LLC
(a)
......................................... 5.88% 3/1/2031 981,287
210,000 SWF Holdings I Corp.
(a)
................................................ 6.50% 10/1/2029 22,050
795,000 Synergy Infrastructure Holdings LLC
(a)
...................................... 7.00% 7/15/2034 806,857
4,890,000 Takeda US Financing, Inc. .............................................. 5.90% 7/7/2055 4,940,622
495,000 Talen Energy Supply LLC
(a)
............................................. 6.25% 2/1/2034 492,199
1,205,000 Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
(a)
................... 7.38% 2/15/2029 1,240,355
340,000 Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
(a)
................... 6.75% 3/15/2034 344,032
1,240,000 Taylor Morrison Communities, Inc.
(a)
....................................... 5.75% 11/15/2032 1,277,694
400,000 Teleflex, Inc.
(a)
....................................................... 5.88% 1/15/2032 403,523
1,320,000 Tenet Healthcare Corp. ................................................ 6.13% 6/15/2030 1,331,323
205,000 Tenet Healthcare Corp.
(a)
............................................... 5.50% 11/15/2032 203,944
210,000 Tenet Healthcare Corp.
(a)
............................................... 6.00% 11/15/2033 211,987
4,627,000 Textron, Inc. ........................................................ 5.50% 5/15/2035 4,710,107
5,303,000 T-Mobile USA, Inc. ................................................... 3.40% 10/15/2052 3,478,987
3,390,000 T-Mobile USA, Inc. ................................................... 5.25% 6/15/2055 3,006,847
2,946,000 T-Mobile USA, Inc. ................................................... 5.88% 11/15/2055 2,870,793
9,042,000 Trans-Allegheny Interstate Line Co.
(a)
...................................... 5.00% 1/15/2031 9,127,520
1,245,000 TransDigm, Inc.
(a)
.................................................... 6.88% 12/15/2030 1,280,327
1,140,000 TransDigm, Inc.
(a)
.................................................... 6.38% 5/31/2033 1,151,609
485,000 TransDigm, Inc.
(a)
.................................................... 6.75% 1/31/2034 497,816
495,000 TransDigm, Inc.
(a)
.................................................... 6.25% 1/31/2034 505,502
255,000 Transocean International Ltd.
(a)
........................................... 7.88% 10/15/2032 266,339
2,732,000 Travelers Cos., Inc. ................................................... 4.60% 8/1/2043 2,451,513
360,000 Trident TPI Holdings, Inc.
(a)
.............................................. 12.75% 12/31/2028 360,913
2,036,000 Truist Financial Corp. (SOFR + 2.45%) ..................................... 7.16% 10/30/2029 2,144,705
4,611,000 Truist Financial Corp. (SOFR + 1.57%) ..................................... 5.15% 8/5/2032 4,646,476
4,767,000 Uber Technologies, Inc. ................................................ 4.80% 9/15/2034 4,679,522
2,270,000 UKG, Inc.
(a)
........................................................ 6.88% 2/1/2031 2,206,733
1,865,000 United Airlines Holdings, Inc. ............................................ 5.38% 3/1/2031 1,853,936
1,586,000 United Natural Foods, Inc.
(a)
............................................. 6.75% 10/15/2028 1,587,191
1,885,000 United Rentals North America, Inc.
(a)
....................................... 5.38% 11/15/2033 1,858,040
235,000 Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
(a)
................. 8.63% 6/15/2032 245,354
480,000 Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
(a)
................. 8.63% 6/15/2032 501,149
810,000 Uniti Services LLC
(a)
.................................................. 7.50% 10/15/2033 852,972
1,160,000 Univision Communications, Inc.
(a)
......................................... 8.50% 7/31/2031 1,165,901
445,000 Upbound Group, Inc.
(a)
................................................. 6.38% 2/15/2029 441,393
1,725,000 US Foods, Inc.
(a)
..................................................... 5.75% 4/15/2033 1,728,272
500,000 Vail Resorts, Inc.
(a)
................................................... 6.50% 5/15/2032 509,530
975,000 Venture Global LNG, Inc.
(a)
.............................................. 8.38% 6/1/2031 1,015,271
330,000 Venture Global LNG, Inc.
(a)
.............................................. 9.88% 2/1/2032 352,427
615,000 Venture Global LNG, Inc.
(a)
.............................................. 6.38% 12/15/2034 604,762
405,000 Venture Global LNG, Inc.
(a)
.............................................. 6.63% 6/15/2036 399,432
630,000 Venture Global Plaquemines LNG LLC
(a)
.................................... 6.13% 12/15/2030 644,892

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
215,000 Venture Global Plaquemines LNG LLC
(a)
.................................... 7.50% 5/1/2033 236,060
670,000 Venture Global Plaquemines LNG LLC
(a)
.................................... 6.50% 1/15/2034 698,436
1,651,000 Veralto Corp. ....................................................... 5.35% 9/18/2028 1,674,291
4,121,000 Veralto Corp. ....................................................... 4.85% 1/15/2032 4,115,503
2,378,000 Veralto Corp. ....................................................... 5.45% 9/18/2033 2,439,716
1,630,000 VeriSign, Inc. ....................................................... 5.10% 7/15/2031 1,635,227
5,963,000 VeriSign, Inc. ....................................................... 5.25% 6/1/2032 5,998,797
4,621,000 Verisk Analytics, Inc. .................................................. 5.25% 6/5/2034 4,620,724
535,000 Veritiv Operating Co.
(a)
................................................. 10.50% 11/30/2030 547,831
6,033,000 Verizon Communications, Inc. ........................................... 5.75% 11/30/2045 5,867,573
4,186,000 Verizon Communications, Inc. (5 yr. CMT Rate + 2.04%) ......................... 6.20% 5/14/2056 4,233,503
10,271,000 Vertiv Group Corp.
(a)
.................................................. 4.13% 11/15/2028 10,175,971
1,824,000 Vertiv Holdings Co. ................................................... 5.80% 3/15/2056 1,796,486
2,335,000 Victra Holdings LLC / Victra Finance Corp.
(a)
.................................. 8.75% 9/15/2029 2,410,077
5,475,000 Viking Cruises Ltd.
(a)
.................................................. 5.88% 10/15/2033 5,486,257
1,706,000 Viper Energy Partners LLC .............................................. 4.90% 8/1/2030 1,701,255
1,697,000 Virginia Electric and Power Co. ........................................... 5.55% 8/15/2054 1,640,684
2,434,000 Virginia Electric and Power Co. ........................................... 5.60% 9/15/2055 2,364,066
5,152,000 Vistra Operations Co. LLC
(a)
............................................. 4.38% 5/1/2029 5,063,825
2,531,000 Vistra Operations Co. LLC
(a)
............................................. 5.55% 4/30/2036 2,519,518
650,000 VoltaGrid LLC
(a)
..................................................... 7.38% 11/1/2030 675,126
1,106,000 Voyager Parent LLC
(a)
................................................. 9.25% 7/1/2032 1,170,295
2,115,000 VSP Optical Group, Inc.
(a)
............................................... 5.40% 6/1/2033 2,121,355
5,082,000 VSP Optical Group, Inc.
(a)
............................................... 5.45% 12/1/2035 5,054,089
485,000 VT Topco, Inc.
(a)
..................................................... 8.50% 8/15/2030 492,474
760,000 Walker & Dunlop, Inc.
(a)
................................................ 6.63% 4/1/2033 772,538
2,370,000 Wand NewCo 3, Inc.
(a)
................................................. 7.63% 1/30/2032 2,452,597
3,884,000 Waste Connections, Inc. ............................................... 5.25% 9/1/2035 3,938,812
1,255,000 Watco Cos. LLC / Watco Finance Corp.
(a)
.................................... 7.13% 8/1/2032 1,289,470
615,000 Wayfair LLC
(a)
....................................................... 7.25% 10/31/2029 635,150
820,000 Wayfair LLC
(a)
....................................................... 6.75% 11/15/2032 842,732
990,000 WBI Operating LLC
(a)
.................................................. 6.50% 10/15/2033 996,737
1,190,000 Weatherford International Ltd.
(a)
.......................................... 6.75% 10/15/2033 1,214,812
3,465,000 WEC Energy Group, Inc. (5 yr. CMT Rate + 1.91%) ............................ 5.63% 5/15/2056 3,445,959
10,257,000 Wells Fargo & Co. (SOFR + 0.97%) ....................................... 4.84% 5/20/2032 10,224,524
5,045,000 Wells Fargo & Co. (SOFR + 1.38%) ....................................... 5.21% 12/3/2035 5,038,017
440,000 WESCO Distribution, Inc.
(a)
.............................................. 6.38% 3/15/2033 451,762
690,000 WESCO Distribution, Inc.
(a)
.............................................. 5.50% 4/15/2034 684,295
2,545,000 Western Midstream Operating LP ......................................... 5.50% 12/15/2035 2,519,213
4,153,000 Western Midstream Operating LP ......................................... 5.70% 7/1/2036 4,162,043
4,596,000 Westinghouse Air Brake Technologies Corp. .................................. 4.90% 5/29/2030 4,626,367
605,000 Whirlpool Corp.
(a)
.................................................... 7.50% 7/1/2031 613,741
580,000 Whirlpool Corp. ...................................................... 6.50% 6/15/2033 503,486
4,896,000 Williams Cos., Inc. ................................................... 5.95% 3/15/2056 4,852,329
790,000 Windstream Services LLC / Windstream Escrow Finance Corp.
(a)
................... 8.25% 10/1/2031 833,521
2,589,000 Workday, Inc. ....................................................... 3.80% 4/1/2032 2,411,672
920,000 WR Grace Holdings LLC
(a)
.............................................. 5.63% 8/15/2029 865,441
1,215,000 Wyndham Hotels & Resorts, Inc.
(a)
........................................ 4.38% 8/15/2028 1,198,151
3,250,000 XHR LP
(a)
.......................................................... 6.63% 5/15/2030 3,329,063
1,510,000 XPO, Inc.
(a)
......................................................... 7.13% 6/1/2031 1,562,610
2,851,000 Xylem, Inc. ......................................................... 5.20% 6/1/2033 2,890,584
1,928,000 Zoetis, Inc. ......................................................... 4.70% 2/1/2043 1,725,367
Total US Corporate Bonds
(Cost $1,059,123,531) 1,048,085,769
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 21.2%
Fannie Mae Whole Loan
86,916 Series 2003-W17-1A7 ................................................. 5.75% 8/25/2033 87,024
Federal Home Loan Mortgage Corp.
148,963 Pool G01840 ....................................................... 5.00% 7/1/2035 149,602
94,467 Pool G04817 ....................................................... 5.00% 9/1/2038 95,435
4,046,558 Pool G08537 ....................................................... 3.00% 7/1/2043 3,664,799
2,263,742 Pool G08622 ....................................................... 3.00% 1/1/2045 2,037,564
2,166,846 Pool G08686 ....................................................... 3.00% 1/1/2046 1,952,203
8,084,314 Pool G08701 ....................................................... 3.00% 4/1/2046 7,268,826
538,274 Pool G08737 ....................................................... 3.00% 12/1/2046 480,586
4,738,838 Pool G61645 ....................................................... 4.00% 10/1/2048 4,504,896

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
571,516 Pool N70081 ....................................................... 5.50% 7/1/2038 574,079
3,957,992 Pool Q33789 ....................................................... 3.50% 6/1/2045 3,691,386
62,177,648 Pool QE2333 ....................................................... 3.00% 5/1/2052 54,291,679
7,616,914 Pool QX1615 ....................................................... 5.50% 12/1/2054 7,747,402
6,569,383 Pool RA3722 ....................................................... 2.50% 10/1/2050 5,611,389
4,041,137 Pool RB5247 ....................................................... 5.50% 8/1/2043 4,076,373
6,189,026 Pool SD0699 ....................................................... 2.00% 11/1/2050 5,108,994
19,894,875 Pool SD2912 ....................................................... 5.00% 5/1/2053 19,778,861
34,408,962 Pool SD2969 ....................................................... 2.50% 5/1/2052 29,383,990
15,884,566 Pool SD3892 ....................................................... 5.50% 9/1/2053 16,136,435
20,127,892 Pool SD4301 ....................................................... 6.00% 11/1/2053 20,965,255
8,846,942 Pool SD4400 ....................................................... 2.00% 2/1/2051 7,227,697
4,498,504 Pool SD4658 ....................................................... 5.00% 6/1/2053 4,497,373
15,083,442 Pool SD4888 ....................................................... 6.00% 2/1/2054 15,675,205
10,402,738 Pool SD4977 ....................................................... 5.00% 11/1/2053 10,296,279
12,354,094 Pool SD5598 ....................................................... 5.50% 5/1/2054 12,574,164
27,008,990 Pool SD5726 ....................................................... 3.00% 7/1/2052 23,860,364
5,605,596 Pool SD5964 ....................................................... 5.50% 11/1/2053 5,708,107
47,368,407 Pool SD7538 ....................................................... 2.00% 4/1/2051 38,992,655
14,908,296 Pool SD7562 ....................................................... 5.50% 4/1/2053 15,238,143
19,998,386 Pool SD7564 ....................................................... 5.00% 6/1/2053 19,951,921
15,410,179 Pool SD7565 ....................................................... 5.50% 9/1/2053 15,679,383
7,428,036 Pool SD7567 ....................................................... 5.50% 2/1/2054 7,582,196
11,556,503 Pool SD7568 ....................................................... 5.50% 2/1/2054 11,791,449
14,046,030 Pool SD8276 ....................................................... 5.00% 12/1/2052 13,918,166
26,408,347 Pool SD8288 ....................................................... 5.00% 1/1/2053 26,162,489
12,310,277 Pool SD8299 ....................................................... 5.00% 2/1/2053 12,193,128
27,117,476 Pool SL0770 ....................................................... 6.00% 6/1/2054 28,106,148
19,444,692 Pool SL1712 ....................................................... 6.00% 12/1/2054 19,966,509
24,251,647 Pool SL3360 ....................................................... 5.50% 11/1/2055 24,386,801
21,785,676 Pool SL3934 ....................................................... 5.00% 2/1/2053 21,586,639
17,247,760 Pool SL4757 ....................................................... 3.00% 10/1/2053 15,060,134
616,794 Pool T60854 ........................................................ 3.50% 9/1/2042 570,732
123,995 Pool U60299 ....................................................... 4.00% 11/1/2040 119,422
26,121,093 Pool WS4034 ....................................................... 3.75% 1/1/2034 24,652,125
8,722,437 Pool ZT1827 ....................................................... 3.00% 7/1/2047 7,810,338
19,393 Series 2692-SC (-2 x 30 day avg SOFR US + 13.06%, 0.00% Floor, 13.29% Cap)
(k)
...... 5.87% 7/15/2033 20,081
420,553 Series 2722-PS (-1 x 30 day avg SOFR US + 9.76%, 0.00% Floor, 9.89% Cap)
(k)
........ 5.77% 12/15/2033 433,002
16,894 Series 2750-ZT ...................................................... 5.00% 2/15/2034 17,006
42,882 Series 3002-SN (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)
(j)(k)
....... 2.79% 7/15/2035 2,723
21,170 Series 3045-DI (-1 x 30 day avg SOFR US + 6.62%, 0.00% Floor, 6.73% Cap)
(j)(k)
........ 3.02% 10/15/2035 1,582
77,621 Series 3116-Z ....................................................... 5.50% 2/15/2036 79,071
5,499 Series 3117-ZN ..................................................... 4.50% 2/15/2036 5,439
22,206 Series 3275-SC (-1 x 30 day avg SOFR US + 5.97%, 0.00% Floor, 6.08% Cap)
(j)(k)
....... 2.37% 2/15/2037 1,656
71,243 Series 3382-SB (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(j)(k)
....... 2.29% 11/15/2037 4,056
73,463 Series 3384-S (-1 x 30 day avg SOFR US + 6.28%, 0.00% Floor, 6.39% Cap)
(j)(k)
........ 2.68% 11/15/2037 4,597
24,960 Series 3417-SX (-1 x 30 day avg SOFR US + 6.07%, 0.00% Floor, 6.18% Cap)
(j)(k)
....... 2.47% 2/15/2038 1,647
9,322 Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)
(j)(k)
....... 1.94% 3/15/2038 540
9,322 Series 3423-SG (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)
(j)(k)
....... 1.94% 3/15/2038 531
38,207 Series 3524-LB
(c)(j)(l)
................................................... 3.21% 6/15/2038 36,332
23,928 Series 3562-WS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)
(j)(k)
....... 1.24% 8/15/2039 858
68,214 Series 3582-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(j)(k)
....... 2.29% 10/15/2049 4,481
34,395 Series 3616-SG (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)
(j)(k)
....... 2.64% 3/15/2032 1,037
275,139 Series 3626-AZ ..................................................... 5.50% 8/15/2036 280,280
123,212 Series 3666-SC (-1 x 30 day avg SOFR US + 5.66%, 0.00% Floor, 5.77% Cap)
(j)(k)
....... 2.06% 5/15/2040 7,590
227,424 Series 3779-YA ...................................................... 3.50% 12/15/2030 223,367
162,797 Series 3786-SG (-2 x 30 day avg SOFR US + 9.27%, 0.00% Floor, 9.50% Cap)
(k)
........ 2.09% 1/15/2041 118,181
101,340 Series 3792-SE (-2 x 30 day avg SOFR US + 9.63%, 0.00% Floor, 9.86% Cap)
(k)
........ 2.45% 1/15/2041 61,737
232,800 Series 3806-CZ ..................................................... 5.50% 7/15/2034 237,108
291,063 Series 3818-CZ ..................................................... 4.50% 3/15/2041 284,771
238,571 Series 3828-SW (-3 x 30 day avg SOFR US + 12.86%, 0.00% Floor, 13.20% Cap)
(k)
...... 2.08% 2/15/2041 191,553
1,622,576 Series 3889-VZ ..................................................... 4.00% 7/15/2041 1,553,595
639,883 Series 3972-AZ ..................................................... 3.50% 12/15/2041 590,224
1,758,714 Series 4291-MS (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)
(j)(k)
....... 2.19% 1/15/2054 159,195
72,941 Series 4471-BA ..................................................... 3.00% 12/15/2041 72,811
Federal National Mortgage Association
26,359 Pool 555743 ........................................................ 5.00% 9/1/2033 26,328
24,213 Pool 735382 ........................................................ 5.00% 4/1/2035 24,188
206,801 Pool 735383 ........................................................ 5.00% 4/1/2035 206,743

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
102,298 Pool 735402 ........................................................ 5.00% 4/1/2035 102,257
139,765 Pool 735484 ........................................................ 5.00% 5/1/2035 139,699
31,716 Pool 931104 ........................................................ 5.00% 5/1/2039 31,815
166,163 Pool 995203 ........................................................ 5.00% 7/1/2035 166,102
112,825 Pool AB2123 ....................................................... 4.00% 1/1/2031 111,376
1,717 Pool AD2177 ....................................................... 4.50% 6/1/2030 1,703
165,449 Pool AH7309 ....................................................... 4.00% 2/1/2031 163,007
3,083,929 Pool AL9238 ....................................................... 3.00% 10/1/2041 2,804,710
430,362 Pool AL9445 ....................................................... 3.00% 7/1/2031 418,945
6,080,026 Pool AS7661 ....................................................... 3.00% 8/1/2046 5,358,660
2,899,360 Pool AS7724 ....................................................... 2.50% 8/1/2046 2,497,066
5,917,626 Pool BD8013 ....................................................... 2.50% 9/1/2046 5,096,581
17,450,500 Pool BL2643 ....................................................... 3.39% 7/1/2034 16,046,741
4,588,986 Pool BL9284 ....................................................... 2.23% 12/1/2050 3,295,374
1,486,500 Pool BM4094 ....................................................... 3.00% 3/1/2043 1,348,211
38,104,709 Pool BR2217 ....................................................... 2.50% 8/1/2051 32,651,626
36,599,790 Pool BS4941 ....................................................... 2.46% 4/1/2032 32,788,060
13,427,008 Pool BU8850 ....................................................... 3.00% 5/1/2052 11,730,751
7,045,000 Pool BZ3117 ....................................................... 5.06% 3/1/2035 7,201,180
17,105,000 Pool BZ3231 ....................................................... 5.02% 3/1/2035 17,507,925
20,425,593 Pool BZ4011 ....................................................... 4.48% 6/1/2030 20,381,578
5,208,970 Pool BZ4013 ....................................................... 4.48% 6/1/2030 5,197,745
16,032,000 Pool BZ4132 ....................................................... 4.74% 7/1/2030 16,103,102
12,698,308 Pool CB7335 ....................................................... 5.50% 10/1/2053 12,948,789
7,511,415 Pool CB8122 ....................................................... 5.00% 3/1/2054 7,503,002
18,975,780 Pool CB8138 ....................................................... 5.50% 3/1/2054 19,272,242
23,663,694 Pool CB8692 ....................................................... 5.50% 6/1/2054 24,130,523
26,175,606 Pool FA0114 ........................................................ 3.00% 7/1/2052 23,159,369
7,655,684 Pool FA0517 ....................................................... 5.50% 2/1/2055 7,737,569
18,348,267 Pool FA1144 ........................................................ 6.00% 6/1/2054 18,987,438
7,946,018 Pool FA1622 ....................................................... 2.50% 6/1/2052 6,695,641
17,219,482 Pool FA2510 ....................................................... 5.50% 8/1/2055 17,437,794
21,781,485 Pool FA2974 ....................................................... 5.50% 7/1/2055 22,021,042
31,035,760 Pool FA3143 ....................................................... 2.50% 3/1/2052 26,448,483
10,198,720 Pool FA3446 ....................................................... 2.50% 3/1/2052 8,728,280
29,988,453 Pool FA4342 ....................................................... 6.00% 1/1/2056 31,236,073
44,738,349 Pool FA4519 ....................................................... 2.00% 2/1/2052 36,755,426
5,960,614 Pool FA5160 ....................................................... 3.00% 7/1/2052 5,204,650
8,352,224 Pool FM1000 ....................................................... 3.00% 4/1/2047 7,481,012
13,584,370 Pool FM4575 ....................................................... 2.50% 10/1/2050 11,634,843
8,445,632 Pool FM6061 ....................................................... 2.00% 2/1/2051 6,912,874
5,601,052 Pool FM8664 ....................................................... 3.00% 10/1/2046 5,023,767
8,019,992 Pool FS3708 ....................................................... 5.00% 1/1/2053 7,959,392
7,041,373 Pool FS5292 ....................................................... 5.50% 6/1/2053 7,180,257
25,057,610 Pool FS5417 ....................................................... 2.50% 4/1/2052 21,399,002
26,120,600 Pool FS5875 ....................................................... 2.50% 4/1/2052 22,306,774
1,792,498 Pool FS6309 ....................................................... 6.00% 12/1/2053 1,875,992
5,503,044 Pool FS6476 ....................................................... 2.50% 11/1/2051 4,697,942
3,546,052 Pool FS8999 ....................................................... 6.00% 8/1/2054 3,693,431
62,329 Pool MA0264 ....................................................... 4.50% 12/1/2029 62,212
42,345 Pool MA0353 ....................................................... 4.50% 3/1/2030 42,258
3,936 Pool MA0468 ....................................................... 5.00% 7/1/2040 3,856
1,664,841 Pool MA2151 ....................................................... 3.50% 1/1/2045 1,534,378
856,461 Pool MA2248 ....................................................... 3.00% 4/1/2045 756,999
1,386,816 Pool MA2621 ....................................................... 3.50% 5/1/2046 1,278,092
3,126,278 Pool MA2649 ....................................................... 3.00% 6/1/2046 2,755,358
1,263,196 Pool MA2711 ....................................................... 3.00% 8/1/2046 1,113,323
7,998,438 Pool MA2806 ....................................................... 3.00% 11/1/2046 7,164,142
7,536,938 Pool MA4399 ....................................................... 2.50% 8/1/2051 6,356,991
10,338,057 Pool MA4709 ....................................................... 5.00% 7/1/2052 10,248,212
10,611,620 Pool MA4785 ....................................................... 5.00% 10/1/2052 10,515,018
11,411,287 Pool MA5086 ....................................................... 5.00% 7/1/2043 11,424,950
15,755,737 Pool MA5106 ....................................................... 5.00% 8/1/2053 15,578,451
496,396 Series 2005-20-QH ................................................... 5.00% 3/25/2035 498,585
87,351 Series 2006-101-SA (-1 x 30 day avg SOFR US + 6.47%, 0.00% Floor, 6.58% Cap)
(j)(k)
.... 2.84% 10/25/2036 9,658
32,755 Series 2006-56-SM (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)
(j)(k)
.... 3.01% 7/25/2036 1,870
32,453 Series 2007-116-BI (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)
(j)(k)
..... 2.51% 5/25/2037 2,230
396,567 Series 2007-30-FS (-5 x 30 day avg SOFR US + 29.30%, 0.00% Floor, 29.83% Cap)
(k)
.... 12.49% 4/25/2037 451,310
154,198 Series 2007-30-OI (-1 x 30 day avg SOFR US + 6.33%, 0.00% Floor, 6.44% Cap)
(j)(k)
..... 2.70% 4/25/2037 16,076
22,693 Series 2008-29-ZA ................................................... 4.50% 4/25/2038 22,409

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
11,253 Series 2008-62-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(j)(k)
..... 2.26% 7/25/2038 554
110,032 Series 2009-111-EZ ................................................... 5.00% 1/25/2040 110,260
3,231 Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)
(j)(k)
.... 2.51% 1/25/2040 232
3,877 Series 2009-16-MZ ................................................... 5.00% 3/25/2029 3,856
17,024 Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)
(j)(k)
.... 2.21% 7/25/2039 1,191
29,586 Series 2009-62-PS (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)
(j)(k)
..... 2.36% 8/25/2039 565
268,485 Series 2009-77-ZA ................................................... 4.50% 10/25/2039 265,270
64,619 Series 2009-83-Z .................................................... 4.50% 10/25/2039 63,520
23,724 Series 2010-137-VS (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)
(k)
... 3.88% 12/25/2040 22,978
11,335 Series 2010-31-SA (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)
(j)(k)
..... 1.26% 4/25/2040 394
8,740 Series 2010-34-PS (-1 x 30 day avg SOFR US + 4.82%, 0.00% Floor, 4.93% Cap)
(j)(k)
..... 1.19% 4/25/2040 339
56,750 Series 2010-35-SP (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)
(j)(k)
..... 2.61% 4/25/2050 5,615
245 Series 2010-35-SV (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)
(j)(k)
..... 2.71% 4/25/2040 1
363,768 Series 2010-37-MY ................................................... 4.50% 4/25/2040 357,287
114,807 Series 2010-60-VZ ................................................... 5.00% 10/25/2039 115,409
49,041 Series 2010-64-EZ ................................................... 5.00% 6/25/2040 49,140
103,161 Series 2010-7-PE .................................................... 5.00% 2/25/2040 104,391
25,886 Series 2010-90-GS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(j)(k)
..... 2.26% 8/25/2040 1,723
15,353 Series 2010-99-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)
(k)
.... 6.47% 9/25/2040 15,221
852,291 Series 2011-141-PZ .................................................. 4.00% 1/25/2042 801,584
317,101 Series 2011-59-MA ................................................... 4.50% 7/25/2041 314,054
497,075 Series 2017-86-MA ................................................... 3.00% 4/25/2046 478,178
7,669,623 Series 2018-21-IO
(j)
................................................... 3.00% 4/25/2048 1,273,686
12,066,867 Series 2018-21-PO
(l)
.................................................. 0.00% 4/25/2048 8,739,764
6,757,546 Series 2018-35-IO
(j)
................................................... 3.00% 5/25/2048 1,114,575
25,923,674 Series 2018-35-PO
(l)
.................................................. 0.00% 5/25/2048 18,768,945
13,270,000 Series 2022-M2-A2 ................................................... 2.40% 11/25/2031 12,031,648
68,122 Series 400-S4 (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)
(j)(k)
........ 1.71% 11/25/2039 3,870
Ginnie Mae I Pool
20,878,553 Pool 779384 ........................................................ 3.50% 6/15/2042 19,265,123
Ginnie Mae II Pool
8,280,228 Pool 784415 ........................................................ 3.50% 4/20/2047 7,596,811
21,273,452 Pool 785713 ........................................................ 2.50% 10/20/2051 18,197,261
9,901,699 Pool 785764 ........................................................ 2.50% 11/20/2051 8,435,005
25,977,766 Pool 786009 ........................................................ 3.00% 2/20/2052 22,943,684
8,150,934 Pool 786227 ........................................................ 3.00% 4/20/2052 7,196,160
3,357,500 Pool 786540 ........................................................ 3.50% 2/20/2050 3,079,249
8,736,977 Pool 786718 ........................................................ 3.50% 7/20/2051 7,975,390
13,235,989 Pool 787800 ........................................................ 2.50% 12/20/2050 11,154,558
19,758,312 Pool 787829 ........................................................ 2.50% 3/20/2052 16,906,297
34,666,058 Pool 787830 ........................................................ 2.50% 12/20/2050 29,491,024
31,176,569 Pool 787831 ........................................................ 2.50% 10/20/2050 26,394,556
21,441,383 Pool MA5076 ....................................................... 3.00% 3/20/2048 19,223,115
23,915,435 Pool MA5191 ....................................................... 3.50% 5/20/2048 21,999,586
Government National Mortgage Association
47,228 Series 2003-67-SP (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)
(j)(k)
....... 3.38% 8/20/2033 337
30,733 Series 2008-82-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)
(j)(k)
....... 2.30% 9/20/2038 142
430,127 Series 2009-32-ZE ................................................... 4.50% 5/16/2039 424,586
452,970 Series 2009-75-GZ ................................................... 4.50% 9/20/2039 451,671
596,792 Series 2009-75-HZ ................................................... 5.00% 9/20/2039 605,510
1,553,644 Series 2010-113-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)
(j)(k)
...... 2.30% 9/20/2040 175,103
62,863 Series 2010-25-ZB ................................................... 4.50% 2/16/2040 62,130
943,575 Series 2011-45-GZ ................................................... 4.50% 3/20/2041 920,059
1,016,951 Series 2013-117-MS (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)
(j)(k)
...... 2.40% 2/20/2043 29,641
1,501,707 Series 2013-122-SB (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)
(j)(k)
...... 2.35% 8/16/2043 145,906
2,108,417 Series 2014-102-TS (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)
(j)(k)
...... 1.85% 7/20/2044 158,928
1,841,789 Series 2014-118-PS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)
(j)(k)
....... 2.45% 8/20/2044 221,822
1,611,565 Series 2014-118-SA (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)
(j)(k)
....... 2.45% 8/20/2044 194,094
11,815,482 Series 2020-61-IA
(j)
................................................... 3.00% 5/20/2050 1,892,780
16,853,003 Series 2021-155-UI
(j)
.................................................. 4.50% 9/20/2051 3,145,318
15,735,870 Series 2021-214-IG
(j)
.................................................. 2.50% 12/20/2051 2,470,754
Total US Government and Agency Mortgage Backed Obligations
(Cost $1,522,482,742) 1,470,679,704

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

P RINCIPAL
A MOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
US GOVERNMENT AND AGENCY OBLIGATIONS - 19.7%
400,000,000 United States Treasury Bill ............................................. 0.00% 9/10/2026 397,132,588
355,220,000 United States Treasury Bonds ........................................... 1.13% 8/15/2040 222,629,972
34,240,415 United States Treasury Inflation Indexed Bonds ............................... 1.75% 1/15/2028 34,013,755
35,006,670 United States Treasury Inflation Indexed Notes ............................... 0.13% 4/15/2027 34,325,620
31,420,881 United States Treasury Inflation Indexed Notes ............................... 0.38% 7/15/2027 30,898,294
41,314,350 United States Treasury Inflation Indexed Notes ............................... 1.63% 10/15/2027 41,122,511
31,673,111 United States Treasury Inflation Indexed Notes ............................... 0.50% 1/15/2028 30,872,334
34,750,825 United States Treasury Inflation Indexed Notes ............................... 1.25% 4/15/2028 34,198,118
101,700,000 United States Treasury Notes ........................................... 0.75% 1/31/2028 96,420,340
131,750,000 United States Treasury Notes ........................................... 0.63% 5/15/2030 115,137,148
107,850,000 United States Treasury Notes ........................................... 0.63% 8/15/2030 93,414,530
264,650,000 United States Treasury Notes ........................................... 0.88% 11/15/2030 229,852,659
Total US Government and Agency Obligations
(Cost $1,362,251,150) 1,360,017,869
SHARES
COMMON STOCKS - 0.0%
(m)
12,346
Altice France/Luxco 3
(b)(n)
............................................... 246,864
711
Stichting Administratiekantoor ADR
(b)(n)
...................................... –
261
Stichting Administratiekantoor Unigel Creditors
(b)(n)
............................. –
Total Common Stocks
(Cost $388,666) 246,864
ESCROW NOTES - 0.0%
(m)
5,400,000
Credito Real SAB de CV SOFOM ER
(n)
..................................... 47,250
Total Escrow Notes
(Cost $5,275,601) 47,250
AFFILIATED MUTUAL FUNDS - 9.4%
27,534,253
American Beacon DoubleLine Select Income Fund - Class Y ...................... 260,198,688
20,800,730
DoubleLine Emerging Markets Local Currency Bond Fund - Class I ................. 199,270,991
18,461,416
DoubleLine Global Bond Fund - Class I ..................................... 159,875,867
5,000,000
DoubleLine Long Duration Total Return Bond Fund - Class I ...................... 30,850,000
Total Affiliated Mutual Funds
(Cost $697,005,156) 650,195,546
R ATE
SHORT TERM INVESTMENTS - 1.2%
29,292,609
BNY Dreyfus Government Cash Management - Institutional
(o)
...................... 3.54% 29,292,609
28,431,062
MSILF Government Portfolio - Institutional
(o)
.................................. 3.56% 28,431,062
28,431,061
Northern Institutional Funds -Treasury Portfolio - SHR
(o)
.......................... 3.56% 28,431,061
Total Short Term Investments
(Cost $86,154,732) 86,154,732
Total Investments - 100.1%
(Cost $7,359,723,503) 6,930,073,629
Other Liabilities in Excess of Assets - (0.1)% (5,773,432)
NET ASSETS - 100.0%
$6,924,300,197
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2026, the value of these securities total 1,622,119,736 or 23.43% of the Fund’s net assets.
(b) Value determined using significant unobservable inputs.
(c) Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(d) Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

(e) Security has reached its original contractual maturity date but remains outstanding as of June 30, 2026. The maturity date reflected is the original contractual maturity date.
(f) Security is in default or has failed to make a scheduled payment.
(g) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(h) Perpetual maturity. The date disclosed is the next call date of the security.
(i) Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(j) Interest only security
(k) Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(l) Principal only security
(m) Represents less than 0.05% of net assets.
(n) Non-income producing security.
(o) Seven-day yield as of period end.
CMT Constant Maturity Treasury Rate
MSILF Morgan Stanley Institutional Liquidity Funds
PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR Secured Overnight Financing Rate
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations ............................................................... 21.2%
US Government and Agency Obligations ............................................................................ 19.7%
Non-Agency Residential Collateralized Mortgage Obligations .............................................................. 10.5%
Affiliated Mutual Funds ........................................................................................ 9.4%
Non-Agency Commercial Mortgage Backed Obligations ................................................................. 7.0%
Banks .................................................................................................... 3.4%
Asset Backed Obligations ...................................................................................... 3.2%
Collateralized Loan Obligations .................................................................................. 3.0%
Electric ................................................................................................... 2.3%
Pipelines .................................................................................................. 1.5%
Commercial Services ......................................................................................... 1.4%
Short Term Investments ........................................................................................ 1.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations .................................... 1.1%
Telecommunications .......................................................................................... 1.1%
Diversified Financial Services .................................................................................... 0.8%
REITS .................................................................................................... 0.8%
Retail .................................................................................................... 0.6%
Pharmaceuticals ............................................................................................. 0.6%
Insurance .................................................................................................. 0.6%
Healthcare-Products .......................................................................................... 0.6%
Media .................................................................................................... 0.5%
Semiconductors ............................................................................................. 0.5%
Internet ................................................................................................... 0.4%
Aerospace/Defense ........................................................................................... 0.4%
Auto Manufacturers ........................................................................................... 0.4%
Agriculture ................................................................................................. 0.4%
Software .................................................................................................. 0.4%
Oil & Gas .................................................................................................. 0.4%
Food ..................................................................................................... 0.4%
Mining .................................................................................................... 0.4%
Leisure Time ............................................................................................... 0.4%
Transportation .............................................................................................. 0.4%
Engineering & Construction ..................................................................................... 0.4%
Entertainment ............................................................................................... 0.3%
Building Materials ............................................................................................ 0.3%
Electronics ................................................................................................. 0.3%
Healthcare-Services .......................................................................................... 0.3%
Lodging ................................................................................................... 0.3%
Environmental Control ......................................................................................... 0.3%
Gas ...................................................................................................... 0.2%
Biotechnology ............................................................................................... 0.2%
Iron/Steel .................................................................................................. 0.2%
Machinery-Diversified ......................................................................................... 0.2%
Computers ................................................................................................. 0.2%
Machinery-Construction & Mining ................................................................................. 0.2%
Chemicals ................................................................................................. 0.2%
Packaging & Containers ....................................................................................... 0.2%
Auto Parts & Equipment ........................................................................................ 0.2%
Distribution/Wholesale ......................................................................................... 0.1%

DoubleLine Core Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Oil & Gas Services ........................................................................................... 0.1%
Miscellaneous Manufacturing .................................................................................... 0.1%
Electrical Components & Equipments .............................................................................. 0.1%
Trucking & Leasing ........................................................................................... 0.1%
Forest Products & Paper ....................................................................................... 0.1%
Advertising ................................................................................................. 0.1%
Home Builders .............................................................................................. 0.1%
Savings & Loans ............................................................................................. 0.1%
Home Furnishings ............................................................................................ 0.1%
Airlines ................................................................................................... 0.1%
Metal Fabricate/Hardware ...................................................................................... 0.0%
(a)
Real Estate ................................................................................................ 0.0%
(a)
Cosmetics/Personal Care ...................................................................................... 0.0%
(a)
Hand/Machine Tools .......................................................................................... 0.0%
(a)
Energy-Alternate Sources ...................................................................................... 0.0%
(a)
Water .................................................................................................... 0.0%
(a)
Investment Companies ........................................................................................ 0.0%
(a)
Apparel ................................................................................................... 0.0%
(a)
Beverages ................................................................................................. 0.0%
(a)
Housewares ................................................................................................ 0.0%
(a)
Household Products/Wares ..................................................................................... 0.0%
(a)
Escrow Notes ............................................................................................... 0.0%
(a)
Other Assets and Liabilities ..................................................................................... (0.1)%
Net Assets ................................................................................................. 100.0%
(a) Represents less than 0.05% of net assets.
Futures Contracts
Description Long/Short Contract Quantity Expiration Date
Notional
Amount
(a)
Unrealized
Appreciation
(Depreciation)/
Value
U.S. Treasury Long Bonds ..................... Long 5,530 9/21/2026 $ 627,655,000 $ 14,812,844
U.S. Treasury 5 Year Note ..................... Long 12,950 9/30/2026 1,386,257,096 4,763,123
U.S. Treasury 2 Year Notes .................... Long 16,100 9/30/2026 3,318,738,273 (970,785)
10 Year U.S. Ultra Treasury Notes ................ Short (3,575) 9/21/2026 (402,075,781) (5,657,469)
U.S. Treasury Ultra Bonds ..................... Short (3,030) 9/21/2026 (351,953,438) (11,509,273)
$ 1,438,440
(a) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
A summary of the DoubleLine Core Fixed Income Fund's investments in affiliated mutual funds for the period ended June 30, 2026 is as follows:
Fund
Value at
March 31, 2026
Gross
Purchases Gross Sales
Net Realized
Gain (Loss)
for the Period
Ended
June 30, 2026
Change in
Unrealized
for the Period
Ended
June 30, 2026
Value at
June 30, 2026
Shares Held at
June 30, 2026
Dividend Income
Earned for the
Period Ended
June 30, 2026
American Beacon DoubleLine
Select Income Fund - Class
Y $ 260,198,688 $ – $ – $ – $ – $ 260,198,688 27,534,253 $ 3,227,014
DoubleLine Emerging Markets
Local Currency Bond Fund
- Class I 193,862,801 – – – 5,408,190 199,270,991 20,800,730 2,920,277
DoubleLine Global Bond Fund
- Class I 158,952,796 – – – 923,071 159,875,867 18,461,416 1,424,132
DoubleLine Long Duration Total
Return Bond Fund - Class I 31,000,000 – – – (150,000) 30,850,000 5,000,000 422,250
$ 644,014,285 $ – $ – $ – $ 6,181,261 $ 650,195,546 71,796,399 $ 7,993,673